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As filed with the U.S. Securities and Exchange Commission on October 28, 2008
File No. 811-09035
File No. 333-65225

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SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549 FORM N-1A

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REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. __	[ ]
Post-Effective Amendment No. 11	[X]
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and/or

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REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          [X]
            Amendment No. 12

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(Check appropriate box or boxes.)

THE BARRETT FUNDS
(Exact Name of Registrant as Specified in Charter)

     90 Park Avenue, New York, NY 10016
(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code     (212) 983-5080

Peter H. Shriver, 90 Park Avenue, New York, NY 10016
(Name and Address of Agent for Service)

Please send copies of all communications to:

     Michael P. O'Hare, Esq.
Stradley, Ronon, Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103
(215) 564-8198

It is proposed that this filing will become effective (check appropriate box):

   X     immediately upon filing pursuant to paragraph (b)
____ on [Date]pursuant to paragraph (b)
____ 60 days after filing pursuant to paragraph (a)(1)
____ on [Date] pursuant to paragraph (a)(1)
____ 75 days after filing pursuant to paragraph (a)(2)
____ on [Date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

THE BARRETT FUNDS

[GRAPHIC OMITTED]

BARRETT GROWTH FUND
PROSPECTUS

Objectives and Process

     The Barrett Growth Fund seeks to achieve long-term capital appreciation and to maximize after-tax returns. Since its founding in 1937, Barrett Associates, Inc., the Fund’s investment adviser, has invested client assets in stocks of high-quality, superior growth companies at reasonable prices. The investment adviser performs comprehensive, independent research in order to identify those companies with the following characteristics: proven products, high profit margins, strong prospects for growth in unit sales and market share, superior management, significant insider ownership and sound balance sheets.

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     As of September 30, 2008, Barrett Associates supervised over $1.6 billion for approximately 870 client accounts including families, individuals, foundations and other entities. Many of the firm’s clients have utilized Barrett Associates’ services for more than three generations.

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The Barrett Growth Fund was organized to provide investors with a cost-efficient opportunity to benefit from Barrett Associates’ investment philosophy of “Growth at a Reasonable Price,” without being required to maintain a large account balance.  The Fund seeks to meet shareholder goals by purchasing and holding stocks for the long term and minimizing turnover, thereby taking advantage of favorable long-term capital gains tax rates.

BARRETT GROWTH FUND

     Purchasing high-quality
growth stocks at reasonable
prices for long-term capital appreciation

PROSPECTUS

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October 28, 2008

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     THE BARRETT FUNDS
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(877) 363-6333

Shares of the Barrett Growth Fund are sold on a no-load basis through investment advisers, consultants, financial planners, brokers, dealers and other investment professionals. Shares are available for IRAs and retirement plans.

As with all mutual funds, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities and does not guarantee the accuracy or completeness of this Prospectus. It is a criminal offense to suggest otherwise.

TABLE OF CONTENTS

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Investment Goal and Philosophy Investment Process	2 2
Principal Risks of Investing in the Fund	2
Fund Performance	3
Fees and Expenses	4
Portfolio Holdings	5
Investment Adviser and Portfolio Management Team	5
Additional Information About the Fund’s Investments	5
Purchasing Shares	7
Selling Shares	8
Excessive Trading of Shares and Market Timing	10
Account Options	11
Retirement Investing	13
Account Instructions	16
Marketing and Distribution	17
Distributions and Taxation	18
Financial Highlights	20

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PLEASE FIND THE FUND’S PRIVACY POLICY ON PAGE 22 OF THE PROSPECTUS.

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Investment Goal and Philosophy

The Barrett Growth Fund seeks to achieve long-term capital appreciation and to maximize after-tax returns. The Fund takes a conservative approach to growth stock investing that emphasizes “Growth at a Reasonable Price.” The Fund invests in common stocks of high-quality companies that the investment adviser believes have superior growth potential and stocks that can be purchased at reasonable prices. The Fund has a long-term investment outlook.

Investment Process

The Fund invests primarily in a diversified portfolio of common stocks of large and mid-sized U.S. companies selected by the Fund’s investment adviser, Barrett Associates, Inc., which was founded in 1937. The investment adviser performs comprehensive, independent research designed to identify companies with proven products and performance, strong fundamental financial characteristics and attractive growth prospects. The investment adviser seeks companies that dominate their markets and benefit from technological advantages, economies of scale or other factors that limit the ability of competitors to enter the same markets. The investment adviser also prefers companies with superior management and insider ownership. Where possible, the investment adviser’s portfolio managers frequently meet with the management of companies as part of the investment process.

The investment adviser selects companies for investment by the Fund that it believes will experience earnings growth in excess of companies in the Standard & Poor’s 500 Composite Stock Price Index (S&P 500® Index). The portfolio management team also evaluates the fundamental financial characteristics of companies to identify those with strong cash flow combined with low or manageable debt burdens. The investment adviser believes that such companies are able to sustain attractive growth rates, or grow through acquisitions or investment in research and development.

Once high-quality growth companies are identified, the investment adviser uses financial statements and fundamental analysis to identify companies with stocks that can be purchased at reasonable prices. The Fund generally seeks to avoid investment in companies with price-to-earnings ratios that are significantly in excess of their growth rates. The investment adviser believes that avoiding such overpriced stocks reduces risk and increases the likelihood that the Fund will be able to achieve its goal of long-term capital appreciation. On an ongoing basis, the investment adviser analyzes the global economic and financial outlook in order to anticipate and respond to changing business, economic and political trends that may affect the Fund’s existing and prospective investments. See “Additional Information About the Fund’s Investments” on page 7.

Principal Risks of Investing in the Fund

The principal risk of investing in the Fund is that common stock prices are subject to market, economic and business risks that will cause them to fluctuate over time. Although common stocks have historically been a leading choice of long-term investors, stock prices may decline over short or even extended periods. Therefore, the value of your investment in the Fund may go up and down and you could lose money. In addition, the Fund’s investment success depends on the skill of the investment adviser in evaluating, selecting and monitoring the Fund’s assets. If the investment adviser’s conclusions about growth rates or stock values are incorrect, the Fund may not perform as anticipated.

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To the extent that the Fund invests in foreign companies, and to the extent that the U.S. companies in which the Fund is invested have substantial foreign operations, such investments may involve political, economic or currency risks not ordinarily associated with U.S. securities. The Fund may use certain techniques involving a form of leverage, which could have the effect of magnifying the Fund’s gains or losses, or could result in increased volatility of the Fund’s share price. In order to limit such risks, the Fund limits the percentage of its assets that can be exposed to such leveraging techniques.

Fund Performance

These performance figures are provided in order to give you some indication of the risks of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year, five years and the life of the Fund compare with a broad measure of market performance and an index of funds with similar investment objectives. Please note that past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Annual Total Return as of December 31

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1999	33.53%
2000	-4.68%
2001	-21.37%
2002	-24.64%
2003	25.10%
2004	5.97%
2005	7.27%
2006	10.50%
2007	7.62%

Best Quarter:	27.55% - Q4 1999
Worst Quarter:	-19.25% - Q1 2001
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The Barrett Growth Fund’s performance for calendar year 2008 through September 30, 2008 was -19.90% .

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Average Annual Total Returns for the Periods Ended December 31, 2007:
			Annualized
			Since Inception
	1 Year	5 Years	(12/29/1998)
Barrett Growth Fund
Return Before Taxes	7.62%	11.08%	2.76%
Return After Taxes on Distributions	7.62%	11.08%	2.69%
Return After Taxes on Distributions
and Sale of Fund Shares	4.96%	9.68%	2.36%
S&P 500® Index[1]	5.49%	12.83%	3.53%
(reflects no deduction for expenses or taxes)
Lipper Large-Cap Growth Funds Index[2]	14.97%	12.06%	0.50%

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(reflects no deduction for expenses or taxes)

[1]	The S&P 500® Index is a capitalization-weighted index of five hundred large capitalization stocks, which is designed to measure broad domestic securities markets. The performance of the S&P 500® Index reflects the reinvestment of dividends and capital gains, but does not reflect the deduction of any fees, expenses or taxes. A direct investment in an index is not possible.

[2]	The Lipper Large-Cap Growth Funds Index is an equally weighted performance index, adjusted for capital gains distributions and income dividends, of the 30 largest mutual funds within the Growth Funds category, as reported by Lipper Inc. The performance of the Lipper Large-Cap Growth Funds Index does not reflect the deduction of any fees, expenses or taxes. A direct investment in an index is not possible.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your particular tax situation and may differ from those shown.

These after-tax return figures do not apply to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The Fund’s past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Transaction Fees
(Fees paid directly from your investment)
Maximum Sales Charge on Purchases Sales Charge on Reinvested Dividends Redemption Fees Exchange Fees	None None None* None

* Currently, there is a $15 fee assessed by the Fund’s custodian bank if you choose to redeem shares by a bank wire transfer. These fees are subject to change.

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Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)
Advisory Fees	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses[1]	1.17%

Total Annual Fund Operating Expenses	2.42%
Less Adviser’s Fee Waiver/Assumption of Expenses[2]	1.17%
Net Annual Fund Operating Expenses	1.25%
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[1]	“Other Expenses” are based on amounts incurred during the last fiscal year. “Other Expenses” include the Fund’s proportionate share of the fees and expenses of other investment companies that the Fund indirectly pays as a result of its investment in the investment companies, which are referred to as “acquired fund fees and expenses.” The acquired fund fees and expenses of

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the Fund were less than 0.01% of the Fund’s average net assets for the fiscal year ended June 30, 2008.

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2 Barrett Associates, Inc. has contractually agreed through October 31, 2009 to waive its advisory fees and/or assume as its own expense certain expenses otherwise payable by the Fund to the extent necessary to ensure that Actual Total Annual Fund Operating Expenses do not exceed 1.25% of average daily net assets.

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Expense Example

The following Expense Example shows the expenses that you could pay over time and will help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Expense Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Expense Example also assumes that you earn a 5% annual return, that the Fund’s operating expenses remain the same and that you reinvest all distributions. The $10,000 and 5% figures are required by SEC rules to aid in comparisons between funds. Because actual return and expenses will be different, the Expense Example is for comparison purposes only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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One Year	Three Years	Five Years	Ten Years
$127*	$643*	$1185*	$2667*
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*	Please note that the One Year example and only the first year in the Three Years, Five Years and Ten Years examples reflect the effect of the investment adviser’s fee waiver and expense limitation agreement. The amounts for the second through tenth years assume that the expense limitation was not continued beyond the first year. If the expense limitation agreement was continued, the Three Years, Five Years and Ten Years expense example amounts would be $397, $686 and $1,511, respectively.

Portfolio Holdings

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A description of the Fund’s policies and procedures regarding disclosure of portfolio holdings can be found in the Fund’s Statement of Additional Information, which can be obtained free of charge by contacting the Fund at 1-877-363-6333. The Fund publicly discloses 100% of its portfolio holdings (1) no sooner than the time of filing Form N-Q or Form N-CSR in accordance with SEC rules, provided that such filings may not be made until 25 days following the fiscal quarter end, and (2) with simultaneous public disclosure on the Fund’s website at least 25 calendar days after the calendar quarter end. Additionally, the Fund's top ten securities positions, current as of month-end, may be released at any time with simultaneous public disclosure on the Fund’s website.

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Investment Adviser and Portfolio Management Team

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Barrett Associates, Inc. (“Barrett Associates”), 90 Park Avenue, New York, NY 10016, serves as the investment adviser for the Fund and is responsible for managing the investment of the Fund’s portfolio of securities. As investment adviser, the firm identifies companies for investment, determines when securities should be purchased or sold by the Fund, selects brokers or dealers to execute transactions for the Fund’s portfolio and votes any proxies solicited by the Fund’s portfolio companies.

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Barrett Associates, a subsidiary of Legg Mason, Inc., Baltimore, MD, since February 5, 2001, was founded in 1937 and currently manages over $1.6 billion of client assets, of which approximately $1.1 billion is invested in equity securities. The firm has approximately 870 client accounts, including families, individuals, foundations and other organizations or entities. Many of the client relationships are in their third generation. The Fund was organized in order to provide investors with a cost-efficient opportunity to invest according to Barrett Associates’ long-term equity investing philosophy of “Growth at a Reasonable Price,” without being required to maintain a large account balance.

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Barrett Associates uses a team approach for security selection and decision-making. Robert J. Milnamow is the lead portfolio manager and has primary responsibility for the day-to-day investment decisions for the Fund. Peter H. Shriver, E. Wells Beck, and Cynthia J. Starke are the other members of the portfolio management team. The following are the names and backgrounds of the portfolio team members.

E. Wells Beck, CFA®
Managing Director– Barrett Associates, Inc.
Mr. Beck is a graduate of Princeton University and received his M.B.A. from New York University. Mr. Beck joined Barrett Associates in 2006. He was previously an analyst and portfolio manager at Haven Capital Management in New York from 2001 to 2006. From 2000 to 2001, Mr. Beck was a sell-side analyst in the research department of Prudential Securities covering a number of areas, including financial services. He also has investment experience from positions he held at HSBC Investment Banking PLC and Oppenheimer Capital International.

Robert J. Milnamow
Director of Research – The Barrett Group and Managing Director – Barrett Associates, Inc.
Mr. Milnamow holds a B.A. from Pennsylvania State University and a M.B.A. from New York University. Mr. Milnamow joined Barrett Associates in 2003 and, in addition to his research and portfolio management responsibilities, he assists in the generation of new business. He is a member of the New York Society of Securities Analysts. Prior to joining Barrett Associates, Mr. Milnamow was Managing Member at Thayer Pond Capital, LLC from 2001-2003. Mr. Milnamow was a research analyst and portfolio manager for Rockefeller & Co., where he was responsible for managing individual high net worth, foundation and endowment accounts from 1998-2001. Previously, he was a research analyst and portfolio manager for Phoenix Securities Group where he managed the Phoenix Total Return Fund and the Phoenix Variable Annuity Total Return Fund, and for Oppenheimer Funds, where he managed the Main Street Income and Growth Fund.

Peter H. Shriver, CFA®
President and Treasurer – Barrett Associates, Inc.
Mr. Shriver is a graduate of Drake University and received both his M.A. in Philosophy and M.B.A. from New York University. Mr. Shriver is a member of the New York Society of Security Analysts and joined Barrett Associates in 1989. In addition to his responsibilities as President of the firm, he provides portfolio management and securities research in the following sectors: financial services, medical technology and services, and media. Immediately prior to joining Barrett Associates, Mr. Shriver served as a Securities Analyst at Peter B. Cannell and Co. From 1986 until 1989, he was a Mergers and Acquisition Specialist at Henry Ansbacher & Co.

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Cynthia J. Starke
Managing Director– Barrett Associates, Inc.
Ms. Starke holds a B.S. and a M.B.A. from Fordham University. She joined Barrett Associates in 2007. Prior to joining Barrett Associates, Ms. Starke was a managing director, portfolio manager and analyst, and member of the Investment Committee at Victory NewBridge Capital Management from 2003 to 2007. She co-managed the Victory Focused Growth Fund from 2004 to 2007. Ms. Starke served as a director, portfolio manager and analyst at NewBridge Partners LLC from 1999 to 2003. From 1995 to 1999 she was a portfolio manager and analyst at U.S. Trust Company, Campbell Cowperthwait Division in New York. She co-managed the Excelsior Large Cap Growth Fund from 1997 to 1999.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts they manage and their ownership of shares of the Fund.

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The Fund’s investment management agreement provides for the payment to Barrett Associates of a monthly investment advisory fee at the annual rate of 1.00% of the Fund’s average daily net assets. However, Barrett Associates has contractually agreed through October 31, 2009 to waive all or a portion of the advisory fee, or to assume as its own expense certain expenses otherwise payable by the Fund in order to limit the Fund’s total annual operating expenses to 1.25% . As a result, for the fiscal year ended June 30, 2008, Barrett Associates received no advisory fee. After October 31, 2009, Barrett Associates may determine to continue to control Fund operating expenses under a contractual or voluntary arrangement, or it may end the arrangement. When the Fund’s assets grow to a point where expense limitations are no longer necessary, Barrett Associates may seek to recoup amounts of fees it waived or expenses it paid. Barrett Associates shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or paid.

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A discussion regarding the basis for the Board of Trustees approving the Fund’s Investment Management Agreement is available in the Fund’s Semi-Annual Report to Shareholders for the period ended December 31.

Additional Information About the Fund’s Investments

The Fund’s investment objective is long-term capital appreciation and the maximization of after-tax returns. This objective may be changed or modified in the future by action of the Fund’s Board of Trustees without shareholder approval. However, shareholders would receive advance written notice of any such change.

Types of Investments. The Fund invests primarily in common stocks of large and mid-sized U.S. companies, as well as securities of companies that operate globally, provided that their shares are traded on U.S. stock exchanges. It also may purchase securities with an equity component, such as preferred stock, warrants, rights or other securities that are convertible into or exchangeable for shares of common stock. The Fund may invest up to 25% of its net assets in foreign investments, and will normally make such investments through the purchase of American Depository Receipts (ADRs). ADRs are receipts issued by U.S. banks or trust companies representing ownership interests of securities issued by foreign companies.

From time to time, the Fund may purchase options, futures contracts or other instruments (such as depository receipts) that relate to a particular stock index. These investments allow the Fund to quickly

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invest excess cash in order to gain exposure to the markets until the Fund can purchase individual stocks. For example, the Fund may purchase Standard & Poor’s Depository Receipts®, which are receipts representing an ownership interest in a portfolio of the stocks that make up the S&P 500® Index.

The Fund normally intends to remain substantially invested in common stocks and other equity securities. However, the Fund may invest in high-quality money market instruments during times when excess cash is generated or when cash is held pending investment in suitable growth stocks. Such money market investments include short-term obligations of the U.S. government, its agencies or instrumentalities, bank obligations, commercial paper, repurchase agreements or money market mutual funds. Tax-exempt money market instruments may be used to minimize the taxable income generated from cash management investing. The Fund has authority to invest up to 100% of its assets in such short-term money market instruments for temporary or defensive purposes in response to extreme or adverse market, economic or other conditions. Under these circumstances, the Fund may be unable to pursue its investment goal of long-term capital appreciation.

Stock Selection Process. The investment adviser identifies stocks for investment using its own research and analysis techniques, and supplements its internal research with the research and analysis of major U.S. investment and brokerage firms. When analyzing a company’s growth prospects, the investment adviser considers the growth in a company’s market share and unit sales, as well as growth in overall revenues and earnings per share. The investment adviser uses a database containing detailed financial information of over 6,000 companies to analyze comparative growth rates, and looks for companies that are growing substantially faster than their peers in the same industries. The investment adviser also analyzes the fundamental financial strength of such companies, as evidenced by their debt burden or ability to generate excess cash, in order to determine whether the company’s growth rate can be sustained over time.

Once the investment adviser identifies a high-quality growth company, it seeks to purchase the company’s stock at reasonable prices. Using fundamental financial statement analysis, the investment adviser compares a company’s price-to-earnings ratio with its growth rate in order to evaluate the price of the stock relative to its future earnings.

The Fund has a long-term investment outlook and does not intend to use short-term trading as a primary means of achieving its investment objective. When the investment adviser anticipates that individual stocks will be sold, it attempts to manage the liquidation process to take advantage of longer holding periods for favorable capital gains tax rates in order to optimize after-tax return to Fund shareholders.

Purchasing Shares

You may purchase shares of the Fund without any sales charge through an investment adviser, financial planner, broker, dealer or other investment professional. Shares are also available through “fund supermarkets,” or similar programs, including certain retirement plan platforms, that offer access to a broad array of mutual funds. A completed application must be submitted to the Fund, along with payment of the purchase price by check or wire, before your account may be opened. The Fund reserves the right to reject any purchase order or to suspend the offering of its shares. In particular, the Fund reserves the right to reject purchase orders that are deemed to be in connection with certain types of trading activity, such as market timing, which may be harmful to the Fund’s shareholders. In compliance with the USA Patriot Act of 2001, please note that the Fund’s transfer agent or principal

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underwriter will verify certain information on your account application as part of the Fund’s anti-money laundering program. As requested on the application, you should supply (as applicable) your full name, date of birth, social security number or tax identification number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted. If you submit an incomplete application, the application and investment will be returned to you. In addition, the Fund may request additional information for purposes of account verification. If the Fund or its transfer agent cannot verify certain information, we may close your account and redeem your shares at the next computed net asset value per share.

Shares of the Fund have not been registered for sale outside of the United States. The Fund generally does not sell shares to investors residing outside of the United States, even if they are U.S. citizens or lawful permanent residents, except to investors with U.S. Military APO or FPO addresses.

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Please note that purchase instructions, mailing addresses and telephone numbers are set forth in the Account Instructions information included on page 16 of this Prospectus as well as in the Fund’s Shareholder Application. Please call toll free 1-877-363-6333 with any questions.

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Minimum Investments. The minimum initial investment is $2,500 and additional investments must total at least $50. The minimum initial investment for qualified retirement accounts is $1,000 ($500 for Coverdell Education Savings Accounts) and there is no minimum for subsequent investments. The Fund also may change or waive its policies concerning minimum investment amounts at any time.

Purchase Price. You may buy shares at the Fund’s net asset value per share (NAV), which is calculated as of the close of the New York Stock Exchange (usually 4:00 P.M. Eastern time) every day the Fund is open (generally, the same days that the New York Stock Exchange is open). Your order will be priced at the next NAV calculated after your order is accepted by the Fund. The Fund has certain limited arrangements that permit third parties to accept orders on the Fund’s behalf, so that investors can receive the NAV next calculated after the order is accepted by the third party.

The NAV is determined by dividing the value of the Fund’s portfolio securities, cash and other assets, minus all expenses and liabilities, by the number of shares outstanding. The Fund’s securities are valued each day at their market value, which usually means the last quoted sale price on the security’s principal exchange on that day. If market quotations are not readily available, securities will be priced at their fair value as determined in good faith by, or under procedures adopted by, the Board of Trustees. The Fund may use independent pricing services to assist in calculating the NAV.

In-Kind Purchases. The Fund may permit investors to purchase shares by transferring securities to the Fund that meet the Fund’s investment objective and policies. Securities transferred to the Fund will be valued in the same way that securities in the Fund’s portfolio are valued for purposes of calculating its NAV. Such in-kind purchases generally are taxable transactions to investors.

Examples of circumstances under which the Fund will value securities at their fair market value are: (i) a security whose trading has been suspended under circumstances that would indicate that the last quoted sale price was not indicative of the value of the security; (ii) a security which is listed or traded on a national securities exchange which has not been traded on its principal exchange for a period of five business days prior to the valuation date; (iii) a debt security which has been declared in default; (iv) a security which is traded over-the-counter for which there is a significant disparity among the current

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market quotations obtained from broker-dealers; and (v) a security which is traded over-the-counter for which current market quotations can be obtained from only one broker-dealer, if that broker-dealer is not known to be an established market-maker in the security. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted prices for the same securities on their primary markets or exchanges. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value per share. As a result, the sale or redemption by the Fund of its shares at net asset value, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Selling Shares

You may sell your shares at any time. The sale price will be the next NAV calculated after your order is accepted by the Fund’s transfer agent, or by certain third parties who are authorized to accept redemption requests on the Fund’s behalf. No fees are imposed by the Fund when shares are sold, but a $15 fee will be assessed by the Fund’s custodian bank if a redemption is requested through bank wire transfer. Please note that selling instructions, mailing addresses and telephone numbers are set forth in the Account Instructions information on page 16 of this Prospectus as well as in the Fund’s Shareholder Application. Please call toll free 1-877-363-6333 with any questions.

How To Sell. You may sell your shares by giving instructions to the Fund’s transfer agent by mail or by telephone. In order to sell by telephone, you will need to elect the telephone redemption option on the Shareholder Application. The minimum telephone redemption amount is $1,000. The Fund will use reasonable procedures to confirm that instructions communicated by telephone are genuine and, if the procedures are followed, will not be liable for any losses due to unauthorized or fraudulent telephone transactions. Once a telephone transaction has been placed, it cannot be cancelled or modified. During times of drastic economic or market changes, the telephone redemption privilege may be difficult to implement and the Fund reserves the right to suspend this privilege.

Certain written requests to sell shares require a signature guarantee. For example, a signature guarantee may be required if you sell a large amount of shares, if your address of record on the account application has been changed within the last 30 days, or if you ask that the proceeds be sent to a different person or address. A signature guarantee is used to help protect you and the Fund from fraud.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public is not an acceptable signature guarantor. A signature guarantee is required to redeem shares in the following situations:

  If ownership is changed on your account;
  When redemption proceeds are sent to any person, address or bank account not on record;
  Written requests to wire redemption proceeds (if not previously authorized on the account);

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  When establishing or modifying certain services on an account;
  If a change of address was received by the Transfer Agent within the last 30 days;
  For all redemptions of $10,000 or more from any shareholder account.

In addition to the situations described above, the Fund and/or the Transfer Agent may require a signature guarantee in other instances based on the facts and circumstances relative to the particular situation. Please call the Fund to learn if a signature guarantee is needed or to make sure that it is completed appropriately in order to avoid any processing delays.

Sale Proceeds. The Fund is responsible for processing requests to sell shares on a timely basis. Checks are normally mailed or proceeds are wired on the next business day after receipt and acceptance of selling instructions (if received before the close of regular trading on the NYSE). In no event will proceeds be mailed or wired later than 7 days following such receipt and acceptance (or earlier if required by applicable law). If the shares being sold have recently been purchased by check, the Fund reserves the right not to make the sale proceeds available until it reasonably believes that the check has been collected. This process could take up to 10 business days.

Sale proceeds may be wired to your pre-designated bank account at any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may be sent to your pre-designated bank account by Electronic Funds Transfer (EFT) at no charge.

General Policies. The Fund also reserves the right to make a “redemption in-kind” if the amount you are redeeming is large enough to affect Fund operations or if the redemption would otherwise disrupt the Fund. For example, the Fund may redeem shares in-kind if the amount represents more than 1% of the Fund’s assets. When the Fund makes a “redemption in-kind” it pays the redeeming shareholder in portfolio securities rather than cash. A redemption in-kind is a taxable transaction to the redeeming shareholder. In addition, if your account balance falls below $1,000 for reasons other than stock market movement, the Fund may request that you increase your balance. If it is still below $1,000 after 60 days, the Fund may automatically close your account and send you the proceeds.

Excessive Trading of Shares and Market Timing

While the Fund provides shareholders with daily liquidity, the Fund is designed for long-term investors and is not intended for investors that engage in excessive short-term trading activity (including purchases and sales of Fund shares in response to short-term market fluctuations) that may be harmful to the Fund. Short-term or excessive trading in and out of the Fund can disrupt portfolio management strategies, harm performance and increase Fund expenses for all shareholders, including long-term shareholders who do not generate these costs. Such excessive short-term trading includes, but is not limited to, market timing techniques that are intended to exploit inefficiencies in pricing an investment company’s portfolio securities. The Fund discourages excessive or disruptive trading activities, including market timing.

The Fund’s Board has adopted policies and procedures to prevent excessive short-term trading and market timing (the “Policy”), under which the Fund will refuse to sell shares to shareholders that are determined to be market timers. The Fund has delegated the administration of the Fund’s policy to the

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Frequent Trading Surveillance Committee (the “Committee”), which administers the Fund’s Policy as provided for by the Policy approved by the Fund’s Board.

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The Committee is responsible for monitoring shareholder transactions for certain patterns of excessive trading activity and, in its sole discretion, will take such actions necessary to stop excessive or disruptive trading activities, including restricting a shareholder’s trading activity who is believed to be a market timer. The Committee will take action to restrict a shareholder’s trading privileges with respect to any account that has engaged in four or more “round trips” during any 12-month rolling period (a “round trip” is defined as a purchase (including subscriptions and exchanges) into the Fund followed by a sale (including redemptions and exchanges) of the same or a similar number of shares out of the Fund within 30 days of such purchase). Purchases and sales of Fund shares pursuant to an automatic investment plan are not considered in determining whether a shareholder has engaged in a “round trip.” In unusual situations, the Committee is authorized to determine that restriction of a shareholder’s trading activity is not necessary if it is determined that the shareholder’s activity is not abusive or harmful to the Fund by the Committee, taking into consideration the nature of the account, the perceived reason for the frequent trading, the amount of the trading and other relevant information. In such cases, the Committee will establish and communicate to the shareholder a new limit on the number of additional trades or such other limits or conditions as the Committee shall deem appropriate. Such cases will be reported to the Fund’s Board of Trustees by the CCO. The Fund reserves the right to refuse or restrict a shareholder’s purchase of shares (including exchanges) in the Fund when it is determined that a pattern of frequent trading by the shareholder is evident.

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The Committee may also delegate its duties to third parties to assist in the process of monitoring the Fund for potential trading abuses. In such cases, the third party would be subject to the Committee’s supervision and oversight. In addition, for accounts where a third party intermediary processes and/or keeps the records of shareholder transactions, the Committee will use all reasonable efforts to monitor such account in an effort to detect suspicious trading patterns. Once suspicious activity is identified in such an account, the Committee will make further inquiries and take necessary or appropriate actions against such accounts (specifically, against the shareholders, and, if necessary, against the third party intermediary handling the account). The Committee may also accept undertakings from the intermediaries to enforce frequent trading policies on behalf of the Fund, provided that the enforcement by such intermediary would provide a substantially similar level of protection to the Fund and its shareholders. Any such arrangements would be approved and overseen by the Committee.

The Fund has also implemented fair value pricing procedures designed to help ensure that the prices at which Fund shares are purchased and redeemed are fair, do not result in the dilution of shareholder interests or other harm to shareholders, and help to deter market timing activity. For more information on fair value pricing by the Fund, please see the section entitled “Purchasing Shares – Purchase Price.”

Although these procedures are designed to discourage excessive short-term trading, none of these procedures alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these procedures involves judgments that are inherently subjective. The investment adviser and the CCO seek to make these judgments to the best of their abilities in a manner that they believe is consistent with shareholder interests. For purposes of applying these procedures, the investment adviser and the CCO may consider, among other things, an investor’s trading history in the Fund, and accounts under common ownership, influence or control.

12

Account Options

Automatic Investment Plan: Shareholders who wish to make regular additional investments (monthly, bi-monthly, quarterly or yearly) in amounts of $50 or more to an existing Fund account may do so through the Fund’s Automatic Investment Plan. Under this Plan, your designated bank or other financial institution debits a pre-authorized amount from your checking or savings account on a business day of your choosing and applies the amount to the purchase of Fund shares. The Fund can accommodate up to four investments per month as long as there are seven days between investments. The Fund does not charge a fee for participating in the Automatic Investment Plan. However, the Fund’s transfer agent will charge a $25 service fee against your Fund account for any purchase under this Plan that does not clear. To use this service, you must authorize the transfer of funds by completing the Automatic Investment Plan section of the Fund application, which may be obtained from the Fund. The Fund reserves the right to suspend, modify or terminate the Automatic Investment Plan without notice.

Exchange Privileges: You may exchange all or a portion of your shares in the Fund for shares of either the First American Prime Obligation Fund or the First American Tax Free Obligations Fund. The minimum exchange amount to establish an account in these Funds is $1,000. Exchanges between existing accounts may be in any amount. The shareholders of these funds also may exchange into the Fund. Once the Fund receives and accepts an exchange request, the purchase or redemption of shares will be effected at the Fund’s next determined NAV.

Systematic Withdrawal Plan: Shareholders may elect to participate in the Fund’s Systematic Withdrawal Plan. By making this election on your Fund application, you can arrange for automatic withdrawals from your Fund account be sent to you by check to your address of record or to be sent by electronic funds transfer into a pre-authorized bank account according to the schedule you select, which may be on a monthly basis or in certain designated months. The Fund does not charge a fee for participating in the Systematic Withdrawal Plan. The Systematic Withdrawal Plan option may be in any amount you select, subject to a $100 minimum. To begin distributions, a shareholder must have a Fund account valued at $10,000 or more. Normally, shareholders should not make automatic investments in the Fund at the same time they are receiving systematic withdrawals from the Fund because such shareholders could realize capital gains on the systematic withdrawals from the Fund while they are automatically investing in the Fund. The Systematic Withdrawal Plan may be terminated at any time by written notice.

Please call the Fund toll free at 1-877-363-6333 regarding any of these account options. Please see page 16 for additional account instructions.

Retirement Investing

You may purchase Fund shares for use in certain types of tax-deferred qualified retirement plans such as Individual Retirement Accounts (IRAs). Distributions of net investment income and capital gains will be automatically reinvested in the Fund through such plans or accounts. Special applications are required for certain of these plans or accounts, which can be obtained by calling the Fund. The following is a brief description of the retirement investing options.

Individual Retirement Accounts (IRAs): If you are not an active participant (and, if a joint return is filed, your spouse is not an active participant) in an employer-sponsored retirement plan, or if you have an

13

adjusted gross income within certain specified limits, you are eligible to make a deductible contribution to an IRA account. If you are not eligible for deductible contributions, you may still make nondeductible IRA contributions. Distributions from qualified retirement plans may be rolled over into an IRA account holding Fund shares. You can continue to defer Federal income taxes on your IRA account, your rollover contribution, and on any income that is earned on that contribution.

U.S. Bank, N.A. makes its services as an IRA Custodian available for each shareholder account that is established as an IRA. For these services, U.S. Bancorp receives an annual fee of $15 per account (maximum $30 per social security number), which is paid directly to U.S. Bancorp by the IRA shareholder. If the annual fee is not paid by the date due, shares of the Fund owned by the shareholder in the IRA account will be automatically sold to pay the annual fee. U.S. Bancorp may, in its discretion, hold any initial contribution uninvested until the expiration of the seven-day revocation period. U.S. Bancorp does not anticipate that it will exercise its discretion but reserves the right to do so.

Traditional IRA: In a Traditional IRA, amounts contributed to the IRA may be tax deductible at the time of contribution depending on your income and whether you are an “active participant” in an employer-sponsored retirement plan. Amounts invested are permitted to grow tax free until they are distributed, and then distributions will be taxed except to the extent that the distribution represents a return of your own contributions for which you did not claim a deduction. If you take distributions before age 59½, or fail to begin taking distributions after age 70½ , you may experience adverse tax consequences.

Roth IRA: In a Roth IRA, amounts contributed to the IRA are not tax deductible at the time of contribution. Amounts invested are permitted to grow tax free and distributions from the IRA are not subject to tax if you have held the IRA for certain minimum periods of time (generally, until age 59½).

Coverdell Education Savings Account: In a Coverdell Education Savings Account, nondeductible contributions of up to $2,000 per year per child are permitted to grow tax free. Distributions used to pay for post-secondary educational expenses are not subject to tax.

Simplified Employee Pension Plan (SEP): A special IRA program is available for employers under which the employers may establish IRA accounts for their employees in lieu of establishing tax-qualified retirement plans. Known as SEP-IRAs, they free the employer of many of the recordkeeping requirements of establishing and maintaining a tax-qualified retirement plan trust.

Simple IRA: An IRA may also be used in connection with a SIMPLE Plan established by employers (or by a self-employed individual). Under a SIMPLE Plan, you may elect to have your employer make salary reduction contributions on your behalf, and the employer must either match those contributions or make non-elective contributions for all eligible participants whether or not they are making salary reduction contributions. A number of special rules apply to SIMPLE Plans, including the following: (1) a SIMPLE Plan generally is available only to employers with no more than 100 employees; (2) contributions must be made on behalf of all employees of the employer (other than bargaining unit employees) who satisfy certain minimum participation requirements; (3) contributions are made to a special SIMPLE IRA that is separate and apart from the other IRAs of employees; (4) the distribution penalty tax (if otherwise applicable) is increased to 25% on withdrawals during the first two years of participation in a SIMPLE IRA; and (5) amounts withdrawn during the first two years of participation

14

may be rolled over tax free only into another SIMPLE IRA (and not to a Traditional IRA or to a Roth IRA).

15

Account Instructions

TO OPEN AN ACCOUNT	TO ADD TO AN ACCOUNT	TO SELL SHARES

Regular Account Minimum:	Regular Account Minimum: $50	All requests to sell shares from IRA
$2,500	Retirement Account Minimum:	accounts must be in writing. The
Retirement Account Minimum:	None	request should also indicate whether
$1,000		or not to withhold federal income
tax. Redemption requests failing to
indicate an election not to have tax
withheld will generally be subject
to 10% withholding.

[$500 for Coverdell Education
Savings Accounts]

In Writing	In Writing	In Writing

Complete the application.	Complete the detachable investment	Write a letter of instruction that
	slip from your account statement, or	includes:
	if the slip is not available, include a	-- your name(s) and signature(s)
	note specifying the Fund’s name,	-- your account number
	your account number and the name	-- the Fund’s name
	on the account.	-- the dollar amount you want to
sell
-- signature guarantee if applicable
(see page 10)

Mail your application along with	Mail the slip, along with your	Mail letter to:
your check* made payable to	check* made payable to “Barrett
“Barrett Growth Fund” to:	Growth Fund” to:

U.S. Bancorp Fund Services, LLC	U.S. Bancorp Fund Services, LLC	U.S. Bancorp Fund Services, LLC
Third Floor	Third Floor	Third Floor
615 E. Michigan Street	615 E. Michigan Street	615 E. Michigan Street
Milwaukee, Wisconsin 53202	Milwaukee, Wisconsin 53202	Milwaukee, Wisconsin 53202

By Telephone**	By Telephone**	By Telephone**

	Investors may purchase additional	When you are ready to sell shares,
	shares of the Fund by calling 1-877-	call 1-877-363-6333 and select how
	363-6333. If you elected this	you would like to receive the
	option on your account application,	proceeds:
and your account has been open for
	at least 15 days, telephone orders	-- Mail check to the address of
	will be accepted via electronic	record
	funds transfer from your bank	-- Wire funds to a domestic
	account through the Automated	financial institution
	Clearing House (ACH) network.	-- Mail to a previously designated
	You must have banking information	alternate address

16

	established on your account prior to	-- Electronically transfer the funds
	making a purchase. If your order is	via Electronic Funds Transfer
	received prior to 4 p.m. Eastern	(EFT)
time, your shares will be purchased
at the net asset value calculated on
the day your order is placed.

By Wire	By Wire	By Wire

To obtain instructions for Federal	To obtain instructions for Federal	Be sure the Fund has your bank
Funds wire purchases for the Fund,	Funds wire purchases for the Funds,	account information on file.
please call U.S. Bancorp at 1-877-	please call U.S. Bancorp at 1-877-	Proceeds will be wired to your
363-6333. Your completed account	363-6333.	bank. There is a $15.00 wire fee
application must be received in		charged for this service.
advance of your wire.

Automatically		Automatically

Automatic Investment Plan –		Systematic Withdrawal Plan –
Indicate on your application which		Call us to request a form to add the
automatic service(s) you want.		plan. Complete the form,
Complete and return your		specifying the amount and
application with your investment.		frequency of withdrawals you
would like. You must own shares
in an open account valued at
$10,000 in order to first authorize
the Systematic Withdrawal Plan.

* We are unable to accept post-dated checks, post-dated on-line bill pay checks, or any conditional order of payment.

** Unless you have instructed us otherwise, only one account owner needs to call in redemption requests. All telephone calls are recorded for your protection and reasonable procedures are taken to verify the identity of the caller (such as requiring the provision of your account number and taxpayer identification number). If such measures are followed to ensure against unauthorized transactions, neither the Fund, the Investment Adviser, the Transfer Agent nor the Distributor will be responsible for any losses. Written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. The Fund reserves the right to refuse a request to sell shares by wire or telephone if it is believed advisable to do so. Procedures for selling shares of the Fund by wire or telephone may be modified or terminated at any time.

Marketing and Distribution

The Fund’s shares are offered through financial supermarkets and retirement plans, investment advisers and consultants, financial planners, brokers, dealers and other investment professionals. The Fund’s principal underwriter and national distributor is Legg Mason Investor Services, LLC. Fund shares are offered and sold without any sales charges imposed by the Fund or its distributor. Investment professionals who offer the Fund’s shares are generally paid separately by their individual clients. If you invest through a third party, the policies and fees may be different than those described in this Prospectus. For example, third parties may charge transaction fees or set different minimum investment amounts.

17

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. Under this Plan, the Fund will reimburse the distributor or others for amounts spent in connection with the sales and distribution of its shares or for shareholder servicing activities. Distribution activities include the preparation, printing and mailing of prospectuses, shareholder reports and sales materials for marketing purposes, marketing activities, advertising and payments to brokers or others who sell shares of the Fund. Shareholder servicing activities include ongoing maintenance and service of shareholder accounts for the Fund, responding to inquiries regarding shareholder accounts and acting as agent or intermediary between shareholders and the Fund or its service providers. The maximum amount that the Fund may pay is 0.25% per year of the average daily net assets of the Fund. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The fees of the Plan currently are primarily used to compensate the distributor and mutual fund supermarkets or retirement plan recordkeepers for their activities on behalf of the Fund and its shareholders.

U.S. Bancorp Fund Services, LLC serves as the administrator, transfer agent, and dividend disbursing agent for the Fund. The Fund also may compensate other parties who provide transfer agency services in addition to those provided by U.S. Bancorp Fund Services, LLC. U.S. Bank, N.A. serves as the custodian for the Fund.

Distributions and Taxation

Dividends and Distributions. The Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends annually. The Fund will distribute net realized capital gains, if any, at least annually usually in December. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gain distribution. Distributions will automatically be reinvested in additional shares of the Fund, unless you elect to have the distributions paid to you in cash. If you elect to receive distributions and/or capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check in your account, at the Fund's current net asset value, and to reinvest all subsequent distributions. There are no sales charges or transaction fees for reinvested dividends and all shares will be purchased at NAV.

Annual Statements. Every January, you will receive a statement that shows the tax status of distributions you received the previous calendar year. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. The Fund may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your statement, the Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, the Fund will send you a corrected Form 1099-DIV to reflect reclassified information.

Avoid “Buying a Dividend.” If you are a taxable investor and invest in the Fund shortly before the record date of a taxable distribution, the distribution will lower the value of the Fund's shares by the

18

amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

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Tax Considerations. In general, if you are a taxable investor, Fund distributions are taxable to you at either ordinary income or capital gains tax rates. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. With respect to taxable years of the Fund beginning before January 1, 2011, unless such provision is extended or made permanent, a portion of income dividends designated by the Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates, provided certain holding period requirements are met.

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Sales, Exchanges and Redemption of Fund Shares. A sale or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized. For tax purposes, an exchange of your Fund shares for shares of either the First American Prime Obligation Fund or the First American Tax Free Obligations Fund is the same as a sale.

Backup Withholding. By law, if you do not provide the Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your shares. The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

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Other. Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes. Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for capital gain dividends paid by the Fund from long-term capital gains, if any, and, with respect to taxable years of the Fund that begin before January 1, 2010 (sunset date), interest-related dividends paid by the Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

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This discussion of “Distributions and Taxation” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in the Fund.

19

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represents the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Tait, Weller & Baker LLP, whose report, along with the Fund’s financial statements, are included in the Fund’s Annual Report to Shareholders, which is available upon request.

Per share data for a share of beneficial interest outstanding for the entire period and selected information for the period are as follows:

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			Years Ended June 30,

	2008	2007	2006	2005	2004
NET ASSET VALUE
Beginning of year	$12.04	$10.53	$9.72	$9.39	$8.12

OPERATIONS
Net investment income (loss)[1]	(0.02)	0.00[2]	(0.02)	(0.02)	(0.02)
Net realized and unrealized
gains (losses) on securities	(1.04)	1.51	0.83	0.35	1.29
Total from investment operations	(1.06)	1.51	0.81	0.33	1.27

LESS DISTRIBUTIONS
Distributions from net
investment income	0.00[2]	---	---	---	---

NET ASSET VALUE
End of year	$10.98	$12.04	$10.53	$9.72	$9.39

Total Return	-8.78%	14.34%	8.33%	3.51%	15.64%

Net assets at end of year	$18,956	21,078	$19,742	$17,926	$17,426
(000s omitted)

RATIO OF EXPENSES
TO AVERAGE NET ASSETS
Before fee waiver and
expense reimbursement	2.42%	2.51%	2.63%	2.64%	2.79%
After fee waiver and
expense reimbursement	1.25%	1.25%	1.25%	1.25%	1.25%

RATIO OF NET INVESTMENT INCOME
(LOSS) TO AVERAGE NET ASSETS
Before fee waiver and
expense reimbursement	-1.30%	-1.24%	-1.55%	-1.62%	-1.74%
After fee waiver and
expense reimbursement	-0.13%	0.02%	-0.17%	-0.23%	-0.20%

Portfolio turnover rate	93%	79%	38%	56%	51%

20

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1 Net investment income (loss) per share is calculated using the ending balances prior to consideration or adjustment for permanent book to tax differences.

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2 Amount is less than $.005 per share.

21

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PRIVACY POLICY
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We are committed to keeping nonpublic personal information about you secure and confidential. This notice is intended to help you understand how we fulfill this commitment.

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From time to time, we may collect a variety of personal information about you, including:

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  information we receive from you on applications and forms, via the telephone, and through our websites;
  information about your transactions with us, our affiliates, or others (such as your purchases, sales, or account balances); and
  information we receive from consumer reporting agencies.
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We do not disclose your nonpublic personal information, except as permitted by applicable law or regulation. For example, we may share this information with others in order to process your transactions. We may also provide this information to companies that perform services on our behalf, such as printing and mailing, or other financial institutions with whom we have joint marketing agreements. We will require these companies to protect the confidentiality of this information and to use it only to perform the services for which we hired them.

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With respect to our internal security procedures, we maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information, and we restrict access to this information.


If you decide at some point either to close your account(s) or become an inactive customer, we will continue to adhere to our privacy policies and practices with respect to your nonpublic personal information.

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22

BARRETT GROWTH FUND

c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
Toll Free: (877) 363-6333

INVESTMENT ADVISER
Barrett Associates, Inc.
90 Park Avenue
New York, NY 10016

DISTRIBUTOR
Legg Mason Investor Services, LLC
100 Light Street
Baltimore, MD 21202

ADMINISTRATOR, FUND ACCOUNTANT &
TRANSFER AGENT
U.S. Bancorp Fund Services LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
Custody Operations
1555 N. River Center Drive, Suite 302
Milwaukee, WI 53212

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

ADDITIONAL INFORMATION

A Statement of Additional Information (SAI) contains additional information about the Fund and is incorporated by reference into this Prospectus. The Fund’s Annual and Semi-Annual reports to shareholders contain additional information about the Fund’s investments. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. You may obtain a free copy of any of these documents by calling or writing the Fund using the contact information shown above. You may also obtain a free copy by visiting our website at www.barrettgrowthfund.com. You may also call the toll-free number shown above to request other information about the Fund and to make other shareholder inquiries. In addition, you may review and copy the SAI and other information about the Fund by visiting the SEC’s Public Reference Room in Washington, DC or by visiting the EDGAR Database on the SEC’s website at http://www.sec.gov. Copies of this information also may be obtained, upon payment of a duplicating fee, by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102 or by electronic request at publicinfo@sec.gov. You may call the SEC at 202-551-8090 for information about the operation of the Public Reference Room.

SEC File No. 811-9035

23

Portfolio Management Team

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E. Wells Beck, CFA(R), Managing Director – Barrett Associates, Inc.
Joined Firm: 2006. Formerly with Haven Capital Management and Prudential Securities.
Education: B.A. Princeton University, M.B.A. New York University. Years of Experience: 14.

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Robert J. Milnamow, Director of Research – The Barrett Group, Managing Director – Barrett Associates, Inc.
Joined Firm: 2003. Formerly with Rockefeller & Co., Phoenix Securities Group and Oppenheimer Funds.
Education: B.A. Pennsylvania State University, M.B.A. New York University. Level I and II of the CFA program. Years of Experience: 34.

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Peter H. Shriver, CFA(R), President and Treasurer – Barrett Associates, Inc.
Joined Firm: 1989. Formerly with Peter B. Cannell & Company and Henry Ansbacher Inc.
Education: B.A. Drake University, M.A., M.B.A. New York University. Years of Experience: 22.

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Cynthia J. Starke, Managing Director – Barrett Associates, Inc.
Joined Firm: 2007. Formerly with Victory NewBridge Capital Management and US Trust Company, Campbell Cowperthwait Division
Education: B.S. Fordham University, M.B.A. Fordham University. Years of Experience: 13.


24

THE BARRETT FUNDS

BARRETT GROWTH FUND Features:

Liquidity

You may redeem or exchange your shares on a daily basis, on all days during which the Fund is open for business. 1

Automatic Investment Plan

     Barrett Growth Fund offers the Automatic Investment Plan, an easy way to invest in the Fund on a regular basis. The Fund will deduct a specified amount from your bank checking or savings account on a monthly basis to purchase shares in your account. 2

Retirement Accounts

Barrett Growth Fund offers a wide array of qualified retirement plan accounts, including IRA Plans.

Current Information

You may visit the Fund’s internet website at www.barrettgrowthfund.com for current Fund and market commentary and for the latest Prospectus and Shareholder Report.

1 Shares are redeemed at market price which may be more or less than the original amount invested.

2 The Automatic Investment Plan does not ensure a profit nor protect against loss in a declining market.

BARRETT GROWTH FUND

c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
Toll-Free (877) 363- 6333
www.barrettgrowthfund.com

25

BARRETT GROWTH FUND

THE BARRETT FUNDS 90 Park Avenue New York, NY 10016 (877) 363-6333


STATEMENT OF ADDITIONAL INFORMATION
Dated October 28, 2008



     This Statement of Additional Information (SAI) relates to the Barrett Growth Fund, which is a series of The Barrett Funds, a registered open-end management investment company commonly known as a mutual fund. This SAI is not a Prospectus and should be read in conjunction with the Prospectus for the Fund dated October 28, 2008. The Prospectus may be obtained, free of charge, by writing or calling the Fund at the address and toll-free number shown above. The audited financial statements for the Fund for the fiscal year ended June 30, 2008 are incorporated herein by reference to the June 30, 2008 Annual Report and are available by request, without charge, by writing or calling the Fund at the address and toll-free number shown above.

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TABLE OF CONTENTS

GENERAL INFORMATION	3
ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENTS	3
Convertible Securities	3
Warrants and Rights	4
Illiquid Securities	4
Rule 144A Securities	4
When Issued, Delayed Delivery Securities and Forward Commitments	5
American Depository Receipts	5
U.S. Government Securities	5
Bank Obligations	6
Loans of Portfolio Securities	6
Repurchase Agreements	7
Reverse Repurchase Agreements	7
Borrowing	8
Futures	8
Options	9
Index Options	12
Risks of Options	12
Other Investments	13
INVESTMENT RESTRICTIONS	13
ADDITIONAL INFORMATION ABOUT PURCHASES AND SALES	15
Purchasing Shares	15

Selling Shares	17
MANAGEMENT OF THE TRUST	19
Trustees and Officers	19
Compensation of Trustees	22
Principal Shareholders	25
DISCLOSURE OF PORTFOLIO HOLDINGS	26
PROXY VOTING POLICIES AND PROCEDURES	27
INVESTMENT ADVISER AND INVESTMENT MANAGEMENT AGREEMENT	30
Portfolio Managers	32
CODE OF ETHICS	33
SERVICE AGREEMENTS	34
Administrator	34
Fund Accounting	35
Transfer Agent	35
Custodian	35
Distributor	36
Distribution Plan	36
Independent Registered Public Accounting Firm	38
PORTFOLIO TRANSACTIONS AND TURNOVER	38
SHARES OF BENEFICIAL INTEREST	40
DIVIDENDS	40
ADDITIONAL INFORMATION ON DISTRIBUTIONS AND TAXES	40
FINANCIAL STATEMENTS	51

GENERAL INFORMATION

     The Barrett Growth Fund (the “Fund”) is a series of The Barrett Funds, a statutory trust organized in the state of Delaware on September 30, 1998 (the “Trust”). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), which is authorized to issue multiple series and classes of shares. Each series represents interests in a separate portfolio of investments. The Trust is authorized to issue an unlimited number of shares of beneficial interest, par value $0.001. The Barrett Growth Fund is the first and only series of the Trust and is classified as a “diversified” series as that term is defined in the 1940 Act.

ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENTS

     The Fund’s investment objective is long-term capital appreciation and the maximization of after-tax returns. The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks of large and mid-sized growth companies. The Fund’s investment objective is not fundamental, and therefore may be changed in the future by action of the Board of Trustees of the Trust. Shareholders would not be asked to vote on any change in the investment objective, but would receive ample advance written notice of any such change.

     The Fund’s Prospectus outlines the principal investment strategies of the Fund. The following discussion of investment techniques and instruments supplements, and should be read in conjunction with the investment information set forth in the Fund’s Prospectus, and includes some information about strategies that are not considered to be principal investment strategies. The investment practices described below, except for the discussion of certain investment restrictions, are not fundamental and may be changed by the Board of Trustees without the approval of the shareholders. In seeking to meet the investment objective of the Fund, the Fund’s investment adviser, Barrett Associates, Inc. (the “Adviser”), may cause the Fund to invest in any type of security whose characteristics are consistent with the Fund’s investment objective. The securities in which the Fund may invest include those described below.

Convertible Securities

     Traditional convertible securities include corporate bonds, notes and preferred stocks that may be converted into or exchanged for common stock, and other securities that also provide an opportunity for equity participation. These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed-income securities, the price of a convertible security to some extent varies inversely with interest rates. While providing a fixed-income stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a non-convertible debt security), a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, the Fund may be required to pay for a convertible security an amount in excess of the value of the underlying common stock. Common stock acquired by the Fund upon conversion of a convertible security will generally be held for as long as the Adviser anticipates such stock will provide the Fund with opportunities which are consistent with the Fund’s investment objective and policies.

Warrants and Rights

     The Fund may invest in warrants; however, not more than 10% of the Fund’s total assets (at the time of purchase) will be invested in warrants other than warrants acquired in units or attached to other securities. Warrants are pure speculation in that they have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. Warrants basically are options to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Warrants differ from call options in that warrants are issued by the issuer of the security that may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities. Rights represent a preemptive right to purchase additional shares of stock at the time of new issuance, before stock is offered to the general public, so that the stockholder can retain the same ownership percentage after the offering.

Illiquid Securities

     The Fund may invest up to 15% of its net assets in illiquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Illiquid securities are considered to include generally, among other things, certain written over-the-counter options, securities or other liquid assets being used as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests and other securities whose disposition is restricted under the federal securities laws. The Fund’s illiquid investments may include privately placed securities that are not registered for sale under the Securities Act of 1933, as amended (the “1933 Act”).

Rule 144A Securities

     The Fund may invest in securities that are restricted as to resale, but which are regularly traded among qualified institutional buyers because they are exempt under Rule 144A from the registration requirements of the 1933 Act. The Board of Trustees of the Trust has instructed the Adviser to consider the following factors in determining the liquidity of a security purchased under Rule 144A: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; and (iii) whether at least two dealers are making a market in the security (the method of soliciting offers and the mechanics of transfer). Although having delegated the day-to-day functions, the Board of Trustees will continue to monitor and periodically review the Adviser’s selection of Rule 144A securities, as well as the Adviser’s determinations as to their liquidity. Investing in securities under Rule 144A could affect the Fund’s illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.

After the purchase of a security under Rule 144A, the Board of Trustees and the Adviser will continue to monitor the liquidity of that security to ensure that the Fund has no more than 15% of its net assets in illiquid securities.

When Issued, Delayed Delivery Securities and Forward Commitments

     The Fund may enter into forward commitments for the purchase or sale of securities, including on a “when issued” or “delayed delivery” basis in excess of customary settlement periods for the type of security involved. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring, i.e., a when, as and if issued security. When such transactions are negotiated, the price is fixed at the time of the commitment, with payment and delivery taking place in the future, generally a month or more after the date of the commitment. While the Fund will only enter into a forward commitment with the intention of actually acquiring the security, the Fund may sell the security before the settlement date if it is deemed advisable.

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     Securities purchased under a forward commitment are subject to market fluctuation, and no interest (or dividends) accrues to the Fund prior to the settlement date. The Fund will segregate with its custodian cash, U.S. government securities, equity securities and/or investment and non-investment grade debt securities in an amount at least equal to the amount of its outstanding forward commitments. Any assets held in any segregated account to cover securities, options, futures, forward contracts or other derivative transactions shall be liquid, unencumbered and marked-to-market daily (any such assets held in a segregated account are referred to in this SAI as “Segregated Assets”).

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American Depository Receipts

     The Fund may make foreign investments through the purchase and sale of sponsored or unsponsored American Depository Receipts (“ADRs”). ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. The Fund may purchase ADRs whether they are “sponsored” or “unsponsored.” “Sponsored” ADRs are issued jointly by the issuer of the underlying security and a depository, whereas “unsponsored” ADRs are issued without participation of the issuer of the deposited security. Holders of unsponsored ADRs generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored ADR. ADRs may result in a withholding tax by the foreign country of source which will have the effect of reducing the income distributable to shareholders.

U.S   Government Securities

U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities. The U.S. government does not guarantee the net asset value of the

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Fund’s shares. Some U.S. government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”), are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality; and still others, such as those of Fannie Mae (formerly, the Federal National Mortgage Association) are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations. The U.S. government, however, has recently provided financial support to Fannie Mae, but no assurance can be given that the U.S. government will always do so, since the U.S. government is not obligated to do so by law. U.S. government securities include securities that have no coupons, or have been stripped of their unmatured interest coupons, individual interest coupons from such securities that trade separately, and evidences of receipt of such securities. Such securities may pay no cash income, and are purchased at a deep discount from their value at maturity. Because interest on zero coupon securities is not distributed on a current basis but is, in effect, compounded, zero coupon securities tend to be subject to greater market risk than interest-payment securities, such as CATs and TIGRs, which are not issued by the U.S. Treasury, and therefore, are not U.S. government securities, although the underlying bond represented by such receipt is a debt obligation of the U.S. Treasury. Other zero coupon Treasury securities (such as STRIPs) are direct obligations of the U.S. government.

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Bank Obligations

     Certificates of deposit are short-term obligations of commercial banks. A bankers’ acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions. Certificates of deposit may have fixed or variable rates.

Loans of Portfolio Securities

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     The Fund may lend its investment securities to approved borrowers who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its investment securities, the Fund may attempt to increase its income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The Fund may lend its investment securities to qualified brokers, dealers, domestic and foreign banks or other financial institutions, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the 1940 Act or the rules and regulations or interpretations of the U.S. Securities and Exchange Commission (the “SEC”) thereunder, which currently require that: (a) the borrower pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank or securities issued or guaranteed by the U.S. Government having a value at all times not less than 100% of the value of the securities loaned; (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower “marks to the market” on a daily basis); (c) the loan be made subject to termination by the Fund at any time; and (d) the Fund receives reasonable interest on the loan (which may include the Fund investing any cash collateral in interest bearing short-term investments). All relevant facts and circumstances, including the creditworthiness of

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the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Board of Trustees.

     At the present time, the staff of the SEC does not object if an investment company pays reasonable negotiated fees in connection with loaned securities so long as such fees are set forth in a written contract and approved by the investment company’s Board of Trustees. In addition, voting rights may pass with the loaned securities, but if a material event occurs affecting an investment on a loan, the loan must be called and the securities voted.

Repurchase Agreements

     When the Fund enters into a repurchase agreement, it purchases securities from a bank or broker-dealer which simultaneously agrees to repurchase the securities at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. As a result, a repurchase agreement provides a fixed rate of return insulated from market fluctuations during the term of the agreement. The term of a repurchase agreement generally is short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. Repurchase agreements will be fully collateralized and the collateral will be marked-to-market daily. The Fund may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreement, together with any other illiquid securities held by the Fund, would exceed 15% of the value of the net assets of the Fund.

     In the event of bankruptcy or other default by the seller of the security under a repurchase agreement, the Fund may suffer time delays and incur costs or possible losses in connection with the disposition of the collateral. In such event, instead of the contractual fixed rate of return, the rate of return to the Fund would be dependent upon intervening fluctuations of the market value of the underlying security and the accrued interest on the security. Although the Fund would have rights against the seller for breach of contract with respect to any losses arising from market fluctuations following the failure of the seller to perform, the ability of the Fund to recover damages from a seller in bankruptcy or otherwise in default would be reduced.

Reverse Repurchase Agreements

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     Reverse repurchase agreements involve sales of portfolio securities of the Fund to member banks of the Federal Reserve System or securities dealers believed creditworthy, concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price which is generally equal to the original sales price plus interest. The Fund retains record ownership and the right to receive interest and principal payments on the portfolio securities involved. In connection with each reverse repurchase transaction, the Fund will maintain Segregate Assets in an amount equal to the repurchase price.

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     A reverse repurchase agreement involves the risk that the market value of the securities retained by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. Reverse repurchase agreements are considered borrowings and as such, are subject to the same investment limitations.

Borrowing

     The Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions subject to the fundamental investment restriction described below under the heading “Investment Restrictions.” The Fund will not borrow money in excess of 33 1/3% of the value of its total assets. The Fund has no intention of increasing its net income through borrowing. Any borrowing will be done from a bank with the required asset coverage of at least 300%. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter (not including weekends or holidays), or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%.

Futures

     The Fund may enter into contracts for the purchase or sale for future delivery of securities. A purchase of a futures contract means the acquisition of a contractual right to obtain delivery to the Fund of the securities or foreign currency called for by the contract at a specified price and future date. When the Fund enters into a futures transaction, it must deliver to the futures commission merchant selected by the Fund an amount referred to as “initial margin.” This amount is maintained by the futures commission merchant in segregated account at the custodian bank. Thereafter, a “variation margin” may be paid by the Fund to, or drawn by the Fund from, such account in accordance with controls set for such accounts, depending upon changes in the price of the underlying securities subject to the futures contract.

     The Fund may enter into futures contracts and engage in options on futures to the extent that no more than 5% of the Fund’s assets are required as futures contract margin deposits and premiums on options, and may engage in such transactions to the extent that obligations relating to such futures and related options on futures transactions represent not more than 25% of the Fund’s assets.

     The Fund will enter into futures transactions on domestic exchanges and, to the extent such transactions have been approved by the Commodity Futures Trading Commission for sale to customers in the United States, on foreign exchanges. In addition, the Fund may sell stock index futures in anticipation of, or during, a market decline to attempt to offset the decrease in market value of common stocks that might otherwise result; and the Fund may purchase such contracts in order to offset increases in the cost of common stocks that it intends to purchase. Unlike other futures contracts, a stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract. While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.

     The Fund may enter into futures contracts to protect against the adverse effects of fluctuations in security prices, interest or foreign exchange rates without actually buying or selling the securities or foreign currency. For example, if interest rates are expected to increase, the Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by the Fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to the Fund would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. Similarly, when it is expected that interest rates will decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, the Fund could take advantage of the anticipated rise in value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Fund could then buy debt securities on the cash market.

     To the extent that market prices move in an unexpected direction, the Fund may not achieve the anticipated benefits of futures contracts or may realize a loss. For example, if the Fund is hedged against the possibility of an increase in interest rates which would adversely affect the price of securities held in its portfolio and interest rates decrease instead, the Fund would lose part or all of the benefit of the increased value which it has because it would have offsetting losses in its futures position. In addition, in such situations, if the Fund had insufficient cash, it may be required to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices that reflect the rising market. The Fund may be required to sell securities at a time when it may be disadvantageous to do so.

Options

     The Fund may invest in options that are listed on U.S. exchanges or traded over-the-counter. Certain over-the-counter options may be illiquid. Thus, it may not be possible to close options positions and this may have an adverse impact on the Fund’s ability to effectively hedge its securities. The Fund considers over-the-counter options to be illiquid. Accordingly, the Fund will only invest in such options to the extent consistent with its 15% limit on investments in illiquid securities. The Fund may purchase and write call or put options on securities but will only engage in option strategies for non-speculative purposes. In addition, the Fund will only engage in option transactions (other than index options) to the extent that no more than 25% of its total assets are subject to obligations relating to such options.

     Purchasing Call Options – The Fund may purchase call options on securities. When the Fund purchases a call option, in return for a premium paid by the Fund to the writer of the option, the Fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option has the obligation to deliver the underlying security against payment of the exercise price. The advantage of purchasing call options is that the Fund may alter portfolio characteristics and modify portfolio maturities without incurring the cost associated with transactions.

     The Fund may, following the purchase of a call option, liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. The Fund will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option. The Fund will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

     Although the Fund will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by the Fund may expire without any value to the Fund, in which event it would realize a capital loss which will be short-term unless the option was held for more than one year.

     Covered Call Writing – The Fund may write covered call options from time to time on such portions of its portfolio, without limit, as the Adviser determines is appropriate in seeking to achieve the Fund’s investment objective. The advantage to the Fund of writing covered calls is that it receives a premium which is additional income. However, if the security rises in value, the Fund may not fully participate in the market appreciation.

     During the option period for a covered call option, the writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option or upon entering a closing purchase transaction. A closing purchase transaction, in which the Fund, as writer of an option, terminates its obligation by purchasing an option of the same security as the option previously written, cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

     Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. The Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

     If a call option expires unexercised, the Fund will realize a short-term capital gain in the amount of the premium on the option less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security and the proceeds of the sale of the security plus the amount of the premium on the option less the commission paid.

     The Fund will write call options only on a covered basis, which means that the Fund will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, the Fund would be required to continue to hold a security which it might otherwise wish to sell or deliver a security it would want to hold. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

     Purchasing Put Options – The Fund may purchase put options. The Fund will, at all times during which it holds a put option, own the security covered by such option.

     A put option purchased by the Fund gives it the right to sell one of its securities for an agreed price up to an agreed date. The Fund intends to purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option (“protective puts”). The ability to purchase put options will allow the Fund to protect unrealized gains in an appreciated security in the portfolio without actually selling the security. If the security does not drop in value, the Fund will lose the value of the premium paid. The Fund may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such sale will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

     The Fund may sell a put option purchased on individual portfolio securities. Additionally, the Fund may enter into closing sale transactions. A closing sale transaction is one in which the Fund, when it is the holder of an outstanding option, liquidates its position by selling an option of the same security as the option previously purchased.

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     Writing Put Options – The Fund may also write put options on a secured basis which means that the Fund will maintain in a segregated account with its custodian Segregated Assets in an amount not less than the exercise price of the option at all times during the option period. The amount of Segregated Assets held in the segregated account will be adjusted on a daily basis to reflect changes in the market value of the securities covered by the put option written by the Fund. Secured put options will generally be written in circumstances where the Adviser wishes to purchase the underlying security for the Fund’s portfolio at a price lower than the current market price of the security. In such event, the Fund would write a secured put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay.

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     Following the writing of a put option, the Fund may wish to terminate the obligation to buy the security underlying the option by effecting a closing purchase transaction. This is accomplished by buying an option of the same security as the option previously written. The

Fund may not, however, effect such a closing transaction after it has been notified of the exercise of the option.

     Straddles - The Fund may write covered straddles consisting of a combination of a call and a put written on the same underlying security. A straddle will be covered when sufficient assets are deposited to meet the Fund’s immediate obligations. The Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put.

Index Options

     The Fund may purchase exchange-listed put and call options on stock indices and sell such options in closing sale transactions for hedging purposes. The Fund may purchase call options on broad market indices to temporarily achieve market exposure when the Fund is not fully invested. The Fund may also purchase exchange-listed call options on particular market segment indices to achieve temporary exposure to a specific industry. The Fund may purchase put options on broad market indices in order to protect its fully invested portfolio from a general market decline. Put options on market segments may be bought to protect the Fund from a decline in value of heavily weighted industries in the Fund’s portfolio. Put options on stock indices may be used to protect the Fund’s investments in the case of a major redemption. While the option is open, the Fund will maintain a segregated account with its custodian in an amount equal to the market value of the option.

     Options on indices are similar to regular options except that an option on an index gives the holder the right, upon exercise, to receive an amount of cash if the closing level of the index upon which the option is based is greater than (in the case of a call) or lesser than (in the case of a put) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple (the “multiplier”).

Risks of Options

     The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, the Fund may be unable to close out a position.

     The Fund’s purchases of options on indices will subject it to the following risks described below. First, because the value of an index option depends upon movements in the level of the index rather than the price of a particular security, whether the Fund will realize gain or loss on the purchase of an option on an index depends upon movements in the level of prices in the market generally or in an industry or market segment rather than movements in the price of a particular security. Accordingly, successful use by the Fund of options on indices is subject to the Adviser’s ability to predict correctly the direction of movements in the market generally or in a particular industry. This requires different skills and techniques than predicting changes in the prices of individual securities.

     Second, index prices may be distorted if trading of a substantial number of securities included in the index is interrupted causing the trading of options on that index to be halted. If a trading halt occurred, the Fund would not be able to close put options which it had purchased and the Fund may incur losses if the underlying index moved adversely before trading resumed. If a trading halt occurred and restrictions prohibiting the exercise of options were imposed through the close of trading on the last day before expiration, exercises on that day would be settled on the basis of a closing index value that may not reflect current price information for securities representing a substantial portion of the value of the index.

     Third, if the Fund holds an index option and exercises it before final determination of the closing index value for that day, it runs the risk that the level of the underlying index may change before closing. If such a change causes the exercised option to fall “out-of-the-money,” the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer. Although the Fund may be able to minimize this risk by withholding exercise instructions until just before the daily cutoff time or by selling rather than exercising the option when the index level is close to the exercise price, it may not be possible to eliminate this risk entirely because the cutoff times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.

Other Investments

     The Board of Trustees may, in the future, authorize the Fund to invest in securities other than those listed in this SAI and in the Prospectus, provided that such investments would be consistent with the Fund’s investment objective and that they would not violate any fundamental investment policies or restrictions.

INVESTMENT RESTRICTIONS

Fundamental Investment Policies and Restrictions: The Fund has adopted the following fundamental investment restrictions, which cannot be changed without the approval of a “majority of the outstanding voting securities” of the Fund. Under the 1940 Act, a “majority of the outstanding voting securities” of a fund means the vote of: (i) more than 50% of the outstanding voting securities of the fund; or (ii) 67% or more of the voting securities of the fund present at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, whichever is less.

     Concentration: The Fund will not make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. The SEC staff currently takes the position that a fund concentrates its investments in a particular industry if more than 25% of its net assets is invested in issuers within the industry.

     Senior Securities & Borrowing: The Fund may not borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

     Underwriting: The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

     Real Estate: The Fund may not purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

     Commodities: The Fund may not purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

     Lending: The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Non-Fundamental Policies and Restrictions: In addition to the fundamental investment policies and restrictions described above, and the various general investment policies described in the Prospectus, the Fund will be subject to the following investment restrictions, which are considered non-fundamental and may be changed by the Board of Trustees without shareholder approval.

     Other Investment Companies: The Fund is permitted to invest in other investment companies, including open-end, closed-end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction. However, the Fund may not operate as a “fund of funds” which invests primarily in the shares of other investment companies as permitted by Section 12(d)(1)(F) or (G) of the 1940 Act, if its own shares are utilized as investments by such a “fund of funds.”

     Illiquid Securities: The Fund may not invest more than 15% of its net assets in securities which it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

     In applying the Fund’s fundamental policy concerning concentration that is described above, it is a matter of non-fundamental policy that investments in certain categories of companies will not be considered to be investments in a particular industry. For example: (i) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (ii) technology companies will be divided according to their products and services, for example, hardware, software, information services and outsourcing, or telecommunications will each be a separate industry; (iii) asset-backed securities will be classified according to the underlying assets securing such securities; and (iv) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry.

ADDITIONAL INFORMATION ABOUT PURCHASES AND SALES

     The Fund has made certain limited arrangements that permit third parties to accept purchases and redemption orders on the Fund’s behalf. Third parties may charge transaction fees or set different minimum investment amounts. In addition, third parties are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf.

Purchasing Shares

     You may purchase shares of the Fund without any sales charge through an investment adviser, financial planner, broker, dealer or other investment professional or through a fund supermarket or retirement plan. Shares of the Fund are offered on a continuous basis by the distributor. Other persons may receive compensation for their marketing and shareholder servicing activities in the form of 12b-1 fees payable by the Fund under its 12b-1 Plan.

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     The Fund reserves the right to reject any purchase order and to suspend the offering of shares of the Fund. The minimum initial investment is $2,500 and additional investments must total at least $50. The minimum initial investment for qualified retirement accounts is $1,000 ($500 for Coverdell Education Savings IRAs) and there is no minimum for subsequent investments in these accounts. The Fund may also change or waive its policies concerning minimum investment amounts at any time. The Fund's transfer agent maintains all shareholder transaction(s) records for the Fund.

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     The Fund does not intend to issue certificates representing shares purchased. You will have the same rights of ownership with respect to such shares as if certificates had been issued.

     You may buy shares at the Fund's net asset value per share (NAV). The Fund's NAV is calculated once daily as of the close of the New York Stock Exchange ("NYSE") (usually 4:00 P.M. Eastern time) every day that the Fund is open for business (generally, the same days that the NYSE is open). As of the date of this SAI, the NYSE observes the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     The NAV is determined by dividing the value of the Fund's securities, cash and other assets, minus all expenses and liabilities, by the number of shares outstanding. The Fund's securities are valued each day at their market value, which usually means the last quoted sale price on the security's principal exchange on that day. Expenses and fees of the Fund, including management, distribution and shareholder servicing fees, are accrued daily and taken into account for the purpose of determining the net asset value.

     Cash and receivables are valued at their realizable amounts. Interest is recorded as accrued and dividends are recorded on the ex-dividend date. Portfolio securities listed on a securities exchange, except those listed on the Nasdaq National Market® and Small-CapSM exchanges (“Nasdaq”), for which market quotations are readily available are valued at the last reported sale price of the day on the exchange on which the security is principally traded. Portfolio securities traded on the Nasdaq will be valued at the Nasdaq Official Closing Price on each Business Day. If there is no such reported sale on an exchange or Nasdaq, the portfolio security will be valued at the mean between the most recent quoted bid and asked prices. The current market value of any option held by the Fund is its last reported sale price on the exchange on which the security underlying the option is principally traded. Lacking any sales that day, options are valued at the mean between the bid and asked quotations at the close of the exchange. The value of a foreign security is determined as of the close of trading on the foreign exchange on which it is traded or as of the scheduled close of trading on the NYSE, if that is earlier.

     Corporate bonds, U.S. government securities and other debt securities are valued using the mean between the closing bid and asked prices provided by a pricing service at the close of the NYSE. Short-term debt securities having a majority of less than 60 days are valued at amortized cost, which approximates market value.

     Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent the fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under the procedures approved by the Fund’s Board of Trustees. The fair value of such securities is determined in good faith by taking into account relevant factors and surrounding circumstances, which can include, but are not limited to: (i) fundamental analytical data relating to the investment in the security; (ii) nature and duration of any restriction on the disposition of the security; (iii) evaluation of the forces that influence the market in which the security is purchased and sold; (iv) type of security or asset; (v) financial statements of issuer; (vi) cost at date of purchase; (vii) size of holding; (viii) discount from market value of unrestricted securities of the same class at the time of purchase; (ix) special reports prepared by analysts; (x) information as to any transactions or offers with respect to the security; (xi) existence of merger proposals or tender offers affecting the security; (xii) price and extent of public trading in similar securities of the issuer or comparable companies and the other relevant matters; (xiii) most recent closing market prices; (xiv) the value of other financial instruments, including derivative securities, traded on other markets or among dealers; (xv) trading volumes on markets, exchanges, or among dealers; (xvi) values of baskets of securities traded on other markets, exchanges, or among dealers; (xvii) changes in interest rates; (xviii) observations from financial institutions; (xix) government (domestic or foreign) actions or pronouncements; and (xx) other news events. If a significant event affecting the value of domestic or foreign securities occurs after the closing price of the security is obtained but prior to the calculation of the Fund's NAV, the security may be valued at fair value using procedures adopted by the Fund's Board of Trustees.

     When you buy shares, the transfer agent will charge a $25 fee against a shareholder’s account, in addition to any loss sustained by the fund, for any payment that is returned. All payments used to buy shares of the fund must be denominated in U.S. dollars. The Fund will not accept payment in cash or money orders. The Fund also does not accept cashier’s checks in amounts of less than $10,000. To prevent check fraud, the Fund will not accept third-party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. It is the policy of the Fund not to accept applications under certain circumstances or in amounts considered disadvantageous to shareholders. The Fund reserves the right to reject any application.

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     An example of how the Fund calculated its NAV per share as of June 30, 2008 is as follows:

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           Net Assets              =NAV Per Share
      Shares Outstanding

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$18,956,488 =$10.98 1,725,684
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Selling Shares

     Shares of the Fund may be redeemed on any business day that the Fund calculates its NAV. The sale price will be the next NAV calculated after your order is accepted by the Fund’s transfer agent. No fees are imposed by the Fund when shares are sold.

     You may sell your shares by giving instructions to the Fund’s transfer agent by mail or by telephone. The Fund will use reasonable procedures to confirm that instructions communicated by telephone are genuine and, if the procedures are followed, will not be liable for any losses due to unauthorized or fraudulent telephone transactions. During times of drastic economic or market changes, the telephone redemption privilege may be difficult to implement and the Fund reserves the right to suspend this privilege.

     Certain written requests to sell shares require a signature guarantee. A signature guarantee is required to redeem shares in the following situations:

  If ownership is changed on your account
  When redemption proceeds are sent to a different address other than that registered on the account;

  If the proceeds are to be made payable to someone other than the account’s owner(s);
  Any redemption transmitted by federal wire transfer to a bank other than the bank of record;
  When adding the telephone redemption option to an existing account;
  When changing pre-designated bank information on an account;
  If a change of address request was received by the Transfer Agent within the last 30 days;
  For all redemptions of $10,000 or more from any shareholder account

In addition to the situations described above, the Fund and /or the Transfer Agent may require a signature guarantee in other instances based on the facts and circumstances relative to the particular situation.

     A signature guarantee is used to help protect you and the Fund from fraud. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. Signature guarantees must appear together with the signature(s) of the registered owner(s), on: (1) a written request for redemption; or (2) a separate instrument of assignment, which should specify the total number of shares to be redeemed (this “stock power” may be obtained from the Fund or from most banks or stock brokers).

     If you sell shares through a securities dealer or investment professional, it is such person’s responsibility to transmit the order to the Fund in a timely fashion. Any loss to you resulting from failure to do so must be settled between you and such person.

     Delivery of the proceeds of a redemption of shares purchased and paid for by check shortly before the receipt of the request may be delayed until the Fund determines that the custodian has completed collection of the purchase check which may take up to 10 days. The Board of Trustees may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the New York Stock Exchange is restricted as determined by the SEC or such exchange is closed for other than weekends and holidays, (b) the SEC has by order permitted such suspension, or (c) an emergency, as defined by rules of the SEC, exists during which time the sale of Fund shares or valuation of securities held by the Fund are not reasonably practicable.

     Redeeming shares through a systematic withdrawal plan may reduce or exhaust the shares in your account if payments exceed distributions received from the Fund. This is especially likely to occur if there is a market decline. If a withdrawal amount exceeds the value of your account, your account will be closed and the remaining balance in your account will be sent to you. Because the amount withdrawn under the plan may be more than your actual yield or income, part of the payment may be a return of your investment.

     If you elect to receive distributions and/or capital gains paid in cash, and your check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check in your account, at the Fund’s current net asset value, and to reinvest all subsequent distributions.

     If mail is returned as undeliverable or we are unable to locate you or verify your current mailing address, we may deduct the costs of any efforts to find you from your account. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for its location services.

     Distribution or redemption checks sent to you do not earn interest or any other income during the time the checks remain uncashed. Neither the Fund nor its affiliates will be liable for any loss caused by your failure to cash such checks.

     The Fund also reserves the right to make a “redemption in-kind” if the amount you are redeeming is large enough to affect Fund operations or if the redemption would otherwise disrupt the Fund. For example, the Fund may redeem shares in-kind if the amount represents more than 1% of the Fund’s assets. When the Fund makes a “redemption in-kind” it pays the redeeming shareholder in portfolio securities rather than cash. If shares are redeemed in-kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in-kind will be the same as the method of valuing portfolio securities described above. Such valuation will be made as of the same time the redemption price is determined.

     In addition, if your account balance falls below $1,000, the Fund may request that you increase your balance. If it is still below $1,000 after 60 days, the Fund may automatically close your account and send you the proceeds.

MANAGEMENT OF THE TRUST

Trustees and Officers

     The Trust is governed by a Board of Trustees that is responsible for protecting the interests of shareholders. The Trustees are experienced business persons who meet throughout the year to oversee the Trust’s activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The names, age and business addresses of the Trustees and officers of the Trust, together with information as to their principal occupations during the past five years, the number of portfolios they oversee in the Trust and other board memberships they hold, are listed on the charts below.

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Independent Trustees

# of Portfolios
		Term of		in Fund	Other
Name, Age, Address	Position(s)	Office and	Principal Occupation	Complex	Directorships
	Held with	Length of	During Past Five Years	Overseen by	Held by Trustee
	Trust	Time		Trustee
Served

Gerard E. Jones	Trustee and	Indefinite	Independent Trustee of the	1	Tractor Supply
90 Park Avenue	Chairman of	Term as	Trust since August 2003;		Company
New York, NY 10016	the Board	Trustee-	Trustee Emeritus of the
Age: 71		9 Years	Trust from 2000 to 2003;
		Served &	Independent Trustee of the
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# of Portfolios
		Term of		in Fund	Other
Name, Age, Address	Position(s)	Office and	Principal Occupation	Complex	Directorships
	Held with	Length of	During Past Five Years	Overseen by	Held by Trustee
	Trust	Time		Trustee
Served
		Chairman -	Trust from its inception in
		3 Years	1998 to December 2000;
		Served	Adjunct Professor, Vermont
Law School; Trustee of The
Nature Conservancy of
Vermont; Of Counsel,
Shipman & Goodwin, LLP
from June 2001 to April
2003; Partner, Bingham
McCutchen, LLP, formerly
known as Richards &
O’Neil, LLP from 1972
through 2001.

Ronald E. Kfoury	Trustee	Indefinite	Independent Trustee of the	1	None
90 Park Avenue		Term	Trust since its inception in
New York, NY 10016		9 Years	1998; Managing Director,
Age: 50		Served	Arpent (software and
professional services
company) since October
2006; Chief Executive
Officer of Clockware, Inc.
(software company) from
November 2000 through
October 2006.

Edward M. Mazze,	Trustee	Indefinite	Independent Trustee of the	1	Washington
PhD.		Term	Trust since January 2001;		Trust Bancorp.,
90 Park Avenue		7 Years	Distinguished University		Inc.; Technitrol,
New York, NY 10016		Served	Professor of Business		Inc. (electronics
Age: 67			Administration, University		manufacturer)
of Rhode Island since 2006;
Dean, College of Business
Administration of the
University of Rhode Island
(1998-2006); Director,
Technitrol Inc. since 1985;
Director, Washington Trust
Bancorp. Inc. since 2000;
Honorary Board Member,
Delaware Valley College of
Science and Agriculture
since 1997.

Rosalind A. Kochman	Trustee	Indefinite	Health care consultant and	1	The Barrett
90 Park Avenue		Term Since	retired attorney; prior to		Opportunity
New York, NY 10016		May 2008	2002, Chief Executive		Fund, Inc.
Age: 71			Officer, Brooklyn Eye
Surgery Center, and
Administrator, Kochman,
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# of Portfolios
		Term of		in Fund	Other
Name, Age, Address	Position(s)	Office and	Principal Occupation	Complex	Directorships
	Held with	Length of	During Past Five Years	Overseen by	Held by Trustee
	Trust	Time		Trustee
Served
Lebowitz & Mogil, MDs
(ophthalmic physicians)

Interested Trustee
# of
		Term of Office		Portfolios	Other Board
Name, Age,	Position(s)	and Length of	Principal Occupation	in Fund	Memberships
Address	Held with	Time Served	During Past Five Years	Complex	Held by Trustee
	Trust			Overseen
by
Trustee

Peter H.	Trustee and	Indefinite Term	President of Barrett	1	None
Shriver*	President of	Since May 2008	Associates, Inc. since 2004,
90 Park	the Trust		Managing Director since
Avenue			1989.
New York, NY
10016
Age: 56

* Mr. Shriver is considered an Interested Trustee due to his position with the Adviser.

Officers
	Position(s)	Term of
	Held	Officer and
Name, Age,	With	Length of	Principal Occupation
Address	Trust	Time Served	During Past Five Years

Peter H. Shriver	President	Indefinite	President of Barrett Associates, Inc. since April 2004, Managing
90 Park Avenue		Term	Director since 1989.
New York, NY		Since
10016		January
Age: 56		2004

Paula J. Elliott	Secretary and	Indefinite	Vice President of Barrett Associates, Inc. since 1995. Asst.
90 Park Avenue	Treasurer	Term	Treasurer since July 2004. Anti-Money Laundering Compliance
New York, NY		Since	Officer from February 2003 to September 2004 and Compliance
10016		December	Officer from January 2004 to September 2004.
Age: 58		1998

Robert J.	Vice President	Indefinite	Managing Director and Director of Research of Barrett Associates,
Milnamow		Term	Inc. since November 2003; Managing Member at Thayer Pond
90 Park Avenue		Since	Capital, LLC since 2001 and Senior Portfolio Manager at
New York, NY		January	Rockefeller & Co. from 1998-2001.
10016		2004
Age: 57

Fred Jensen	Chief	Indefinite	Director of Compliance, Legg Mason Office of the CCO (since
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	Position(s)	Term of
	Held	Officer and
Name, Age,	With	Length of	Principal Occupation
Address	Trust	Time Served	During Past Five Years
c/o Barrett	Compliance	Term Since	April 2006); Chief Compliance Officer of Legg Mason Private
Associates, Inc.	Officer	September	Portfolio Group. Prior to April 2006, Vice President of
90 Park Avenue		2008	Investment Advisory Compliance for Guardian Insurance
New York, NY			Company of America. Formerly, Chief Compliance Officer of
10016			Reserve Funds.
Age: 45

John Chiota	Chief Anti-	Indefinite	Vice President of Legg Mason & Co. (since 2005); Vice President
c/o Barrett	Money	Term Less	at CAM (since 2004); Anti-Money Laundering Coordinator for
Associates, Inc.	Laundering	than 1 Year	Legg Mason & Co.
90 Park Avenue	Compliance	Served	(since 2006); Chief Anti-Money Laundering Compliance Officer
New York, NY	Officer		of certain mutual funds associated with Legg Mason & Co. (since
10016			2006); Prior to August 2004, Chief Anti-Money Laundering
Age: 39			Compliance Officer of TD Waterhouse.
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Compensation of Trustees

     The Trust does not compensate the Trustees who are officers or employees of the Adviser. Each Independent Trustee receives an annual retainer of $7,500 paid in quarterly installments of $1,250 and a one-time $2,500 fee. Trustees are reimbursed for travel and other out-of-pocket expenses in connection with their attendance at Board meetings. The Board holds regular quarterly meetings each year, and the Trustees receive annual compensation from the Trust for serving on the Board and attending such meetings. Neither the Trust nor the Fund maintain any deferred compensation, pension or retirement plans, and no pension or retirement benefits are accrued as Trust or Fund expenses.

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     During the fiscal year ended June 30, 2008, the Independent Trustees received the following compensation from the Trust:

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		Aggregate
		Compensation
Name of Trustee	Title	from Trust

Gerard E. Jones	Trustee	$7,500
Ronald E. Kfoury	Trustee	$7,500
Edward M. Mazze, Ph.D.	Trustee	$7,500
Rosalind A. Kochman*	Trustee	$0
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

* Ms. Kochman was elected as a Trustee of the Trust by shareholders on May 22, 2008.

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     The following tables provide the dollar range of equity securities beneficially owned by the board members of the Fund as of December 31, 2007.

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Independent Trustees

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Aggregate Dollar Range of Equity Securities in All

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Registered Investment
	Dollar Range of Equity	Companies Overseen by
Name of Trustee	Securities	Trustee in
	in the Fund	Family of Investment
Companies

Gerard E. Jones	$1-10,000	$1-10,000
Ronald E. Kfoury	None	None
Edward M. Mazze, Ph.D.	$1-10,000	$1-10,000
Rosalind A. Kochman	None	None

Interested Trustee
Aggregate Dollar Range of
Equity Securities in All
Registered Investment
	Dollar Range of Equity	Companies Overseen by
Name of Trustee	Securities	Trustee in
	in the Fund	Family of Investment
Companies

Peter H. Shriver	Over $100,000	Over $100,000

Audit Committee
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     The Trust has an Audit Committee, which assists the Board of Trustees in fulfilling its duties relating to the Trust’s accounting and financial reporting practices, and also serves as a direct line of communication between the Board of Trustees and the independent auditors. The specific functions of the Audit Committee include recommending the engagement or retention of the independent auditors, reviewing with the independent auditors the plan and the results of the auditing engagement, approving professional services provided by the independent auditors prior to the performance of such services, considering the range of audit and non-audit fees, reviewing the independence of the independent auditors, reviewing the scope and results of the Trust’s procedures for internal auditing, and reviewing the Trust’s system of internal accounting controls.

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     The Audit Committee consists of Mr. Jones, Mr. Kfoury, Dr. Mazze and Ms. Kochman, all of whom are Independent Trustees. Dr. Mazze serves as the chairperson of the Audit Committee. During the fiscal year ended June 30, 2008, there were two meetings of the Audit Committee. All of the then members of the Audit Committee were present for the meetings.

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Nominating Committee

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     The Board has a Nominating Committee comprised of Mr. Jones, Mr. Kfoury, Dr. Mazze and Ms. Kochman. Mr. Kfoury serves as the chairperson of the Nominating Committee. The Nominating Committee, established by the Board on September 24, 2007, has the responsibility, among other things, to: (i) identify, research, recruit and evaluate candidates for nominations for Board members; (ii) make recommendations and consider shareholder recommendations for

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nominations for Board members; and (iii) make recommendations to the full Board for nominations for membership on all committees, review all committee assignments annually and periodically review the responsibilities and need for all committees of the Board. The Nominating Committee met once during the fiscal year ended June 30, 2008.

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     According to the Nominating Committee Charter approved by the Board, the Nominating Committee will consider and review shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are properly submitted to the Committee or the Trust. In order to recommend a nominee, a “qualifying shareholder” (as defined below) should provide a written notice to the Nominating Committee containing the following information: (a) the name and address of the qualifying shareholder making the recommendation; (b) the number of shares of the Fund that are owned of record and beneficially by such qualifying shareholder and the length of time that such shares have been so owned by the qualifying shareholder; (c) a description of all arrangements and understandings between such qualifying shareholder and any other person or persons (naming such person or persons) pursuant to which the recommendation is being made; (d) the name, age, date of birth, business address and residence address of the person or persons being recommended; (e) the resume or curriculum vitae of the person or persons being recommended and such other information regarding each person recommended by such qualifying shareholder as would be required to be included in a proxy statement filed pursuant to the proxy rules of the SEC had the nominee been nominated by the Board; (f) whether the shareholder making the recommendation believes the person recommended would or would not be an “interested person” of the Trust, as defined in Section 2(a)(19) of the 1940 Act; and (g) the written consent of each person recommended to serve as a trustee of the Trust if so nominated and elected/appointed. The notice should be sent to the Nominating Committee of The Barrett Funds, c/o Paula J. Elliott, Secretary of the Trust at 90 Park Avenue, New York, New York 10016, and the envelope containing the notice should indicate "Nominating Committee."

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     A “qualifying shareholder” who is eligible to recommend a nominee to the Nominating Committee is a shareholder that (i) owns of record, beneficially or through a financial intermediary any amount of the Fund’s shares, (ii) has been a shareholder the Fund’s shares for 12 months or more prior to submitting the recommendation to the Committee, and (iii) provides a written notice to the Committee containing the information above.

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     It is the intention of the Committee that the recommending shareholder demonstrate a significant and long-term commitment to the Trust and its other shareholders and that his or her objectives in submitting a recommendation is consistent with the best interests of the Trust and all of its shareholders.

     In the event the Committee receives a recommendation from a qualifying shareholder during a time when no vacancy exists or is expected to exist in the near term and the recommendation otherwise contains all the information required, the Committee shall retain such recommendation in its files until a vacancy exists or is expected to exist in the near term and the Committee commences its efforts to fill such vacancy.

Principal Shareholders

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     As of September 30, 2008, the following shareholders were known to own of record 5% or more of the outstanding shares of the Fund:

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Shareholder/Address	Percentage of Fund

MacPherson Family Trust	11.70%
90 Park Avenue
New York, NY 10016

Charles Schwab & Co., Inc.	6.99%
Special Custody Acct. for the Benefit of
Customers
101 Montgomery Street
San Francisco, CA 94104-4151

Barrett Associates, Inc. 401(k) Account	5.98%
90 Park Avenue
New York, NY 10016
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

     As of September 30, 2008, no person owned a controlling interest (i.e. more than 25%) in the Fund. As of September 30, 2008, the officers and Trustees, as a group, owned less than 1% of the outstanding shares of the Barrett Growth Fund.

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DISCLOSURE OF PORTFOLIO HOLDINGS

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     The Fund publicly discloses 100% of its portfolio holdings (1) no sooner than the time of filing Form N-Q or Form N-CSR in accordance with SEC rules, provided that such filings may not be made until 25 days following the fiscal quarter end, and (2) with simultaneous public disclosure at least 25 calendar days after the calendar quarter end in order to facilitate timely release of information to ratings agencies (e.g. Morningstar) and others. Additionally, the Fund's top ten securities positions, current as of month-end, may be released at any time with simultaneous public disclosure.

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     The Fund’s Board has approved ongoing arrangements with service providers, whereby portfolio holdings information is made available to such service providers. These service providers are U.S. Bancorp Fund Services, LLC, the fund administrator, fund accountant and transfer agent, and U.S. Bank, N.A., the fund custodian. Additionally, the Fund's portfolio holdings may be released on an as-needed basis to Tait, Weller & Baker LLP, the independent registered public accountant, Stradley Ronon Stevens & Young, LLP, outside legal counsel, and state and federal regulators and government agencies, or as otherwise required by law or judicial process. The Fund also may disclose holdings information to financial printers or proxy voting services. These service providers are subject to duties of confidentiality, including a duty not to

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trade on non-public information, imposed by law and/or contract and such information may only be released for a legitimate business purpose. No party receives compensation for disclosing holdings information and any disclosure must be authorized under the disclosure policy adopted by the Fund’s Board.

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     In addition, the Fund is permitted to disclose its portfolio holdings to selected third parties on a case-by-case basis in advance of release to all shareholders or the general public, provided that the Fund: (i) has a legitimate business purpose for doing so; (ii) the party receiving the information has executed a non-disclosure and confidentiality agreement; and (iii) the Fund’s Chief Compliance Officer has approved the specific release of information. Such disclosures can also be made without the need for duty of confidentiality pursuant to a signed non-disclosure agreement, if the information is released to the public at or before the time the information is released to the third party.


     The Fund’s Chief Compliance Officer is the only person authorized to approve selective disclosure of the Fund’s portfolio holdings and any such disclosure is subject to the Fund’s policy and Board review. Other than the disclosure of portfolio holdings required to be filed with the SEC and those described above, the Fund does not intend to make its portfolio holdings available to anyone. The Chief Compliance Officer will supply the Board at least annually with information regarding any selective disclosures. However, it is not currently anticipated that any selective disclosures will be granted. Neither the Fund nor the Adviser receives compensation or other consideration for disclosure of portfolio securities.

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PROXY VOTING POLICIES AND PROCEDURES

     The Board of Trustees on behalf of the Fund has delegated the authority to vote proxies related to the portfolio securities held by the Fund to the Adviser. In exercising its proxy voting authority, the Adviser will vote proxies in accordance with the Proxy Voting Policies and Procedures (“Policies”) it has adopted.

     The Adviser’s Policies are designed and implemented in a way that is reasonably expected to ensure that proxy matters are handled in the best interest of clients for whom the Adviser has voting authority. While the guidelines included in the procedures are intended to provide a benchmark for voting standards, each vote is ultimately cast on a case-by-case basis, taking into consideration the Adviser’s contractual obligations to its clients and all other relevant facts and circumstances at the time of the vote (such that these guidelines may be overridden to the extent the Adviser deems appropriate).

     The Adviser has a proxy voting committee (the “Proxy Committee”) that is responsible for administering and overseeing the proxy voting process. The Proxy Committee is headed by a chairman (the “Committee Chairman”) who is responsible for determining appropriate voting positions on each proxy and whether there are any material conflicts of interest.

     The Adviser votes proxies solely in the interests of the Fund and its shareholders. As a matter of policy, the officers, trustees and employees of the Fund, the Adviser and the Proxy Committee will not be influenced by outside sources whose interests conflict with the interests of the Fund and its shareholders. All conflicts are resolved in the interests of the Fund’s shareholders. If a material conflict of interest exists, (i) to the extent reasonably practicable and permitted by applicable law, the client is promptly notified, the conflict is disclosed and the Adviser obtains the client’s proxy voting instructions, and (ii) to the extent that it is not reasonably practicable or permitted by applicable law to notify the client and obtain such instructions (e.g., the client is a mutual fund or other commingled vehicle or is an ERISA plan client), the Adviser seeks voting instructions from an independent third party, e.g. Institutional Shareholder Services.

     Issues to be considered when reviewing proxies for material conflicts include, but are not limited to, the following: (i) whether the Adviser (or, to the extent required to be considered by applicable law, its affiliates) manages assets for the issuer or an employee group of the issuer or otherwise has an interest in the issuer; (ii) whether the Adviser, or an officer or director of the Adviser – those responsible for recommending the proxy vote (together, “Voting Persons”) is a close relative of or has a personal or business relationship with an issuer, executive, director or person who is a candidate for director of the issuer or is a participant in a proxy contest; and (iii) whether there is any other business or personal relationship where a Voting Person has a personal interest in the outcome of the matter before shareholders.

     In the absence of a conflict of interest, the Chairman of the Proxy Committee determines votes on a case-by-case basis taking into account the voting guidelines contained in the Proxy Voting Guidelines, as described below. For avoidance of doubt, depending on the best interest of each individual client, the Adviser may vote the same proxy differently for different clients. A record of the Committee Chairman’s decision, including its basis, is maintained by the Proxy Coordinator.

Barrett Associates’ Proxy Voting Guidelines

     Barrett Associates has adopted general proxy voting guidelines, which are summarized below. These guidelines are not an exhaustive list of all the issues that may arise and the Adviser cannot anticipate all future situations. In all cases, each proxy will be considered based on the relevant facts and circumstances.

Board of Directors

     The Adviser votes proxies for the election of a company’s nominees for directors and for board-approved proposals on other matters relating to the board of directors with the following exceptions: (i) votes are withheld for the entire board of directors if the board does not have a majority of independent directors or the board does not have nominating, audit and compensation committees composed solely of independent directors, (although, for mutual fund companies, where there is generally not a compensation committee, votes are withheld for the entire board of directors if the board does not have a majority of independent directors or the board does not have nominating and audit committees composed solely of independent directors); (ii) votes are withheld for any nominee for director who is considered an independent director by the company and who has received compensation from the company other than for service as a director; and (iii) votes are cast on a case-by-case basis in contested elections of directors.

Executive Compensation

     The Adviser generally favors compensation programs that relate executive compensation to a company’s long-term performance. Votes are cast on a case-by-case basis on board-approved proposals relating to executive compensation, except as follows: (i) where the Adviser is otherwise withholding votes for the entire board of directors, the Adviser votes for stock option plans that will result in a minimal annual dilution; (ii) the Adviser votes against stock option plans or proposals that permit replacing or repricing of underwater options; (iii) the Adviser votes against stock option plans that permit issuance of options with an exercise price below the stock’s current market price; and (iv) except where the Adviser is otherwise withholding votes for the entire board of directors, the Adviser votes for employee stock purchase plans that limit the discount for shares purchased under the plan to no more than 15% of their market value, have an offering period of 27 months or less and result in dilution of 10% or less.

Matters Relating to Capitalization

     The management of a company’s capital structure involves a number of important issues, including cash flows, financing needs and market conditions that are unique to the circumstances of each company. As a result, the Adviser votes on a case-by-case basis on board-approved proposals involving changes to a company’s capitalization except where the Adviser is otherwise withholding votes for the entire board of directors. In general, (i) the Adviser votes for proposals relating to the authorization of additional common stock; (ii) the Adviser votes for proposals to effect stock splits (excluding reverse stock splits); and (iii) the Adviser votes for proposals authorizing share repurchase programs.

Acquisitions, Mergers, Reorganizations and Other Transactions

The Adviser votes these issues on a case-by-case basis on board-approved transactions.

Matters Relating to Anti-Takeover Measures

     The Adviser votes against board-approved proposals to adopt anti-takeover measures except as follows: (i) the Adviser votes on a case-by-case basis on proposals to ratify or approve shareholder rights plans; and (ii) the Adviser votes on a case-by-case basis on proposals to adopt fair price provisions.

Other Business Matters

     The Adviser votes for board-approved proposals approving such routine business matters such as changing the company’s name, ratifying the appointment of auditors and procedural matters relating to the shareholder meeting. The Adviser votes on a case-by-case basis on proposals to amend a company’s charter or bylaws. The Adviser votes against authorization to transact other unidentified, substantive business at the meeting.

Shareholder Proposals

     SEC regulations permit shareholders to submit proposals for inclusion in a company’s proxy statement. These proposals generally seek to change some aspect of a company’s corporate governance structure or to change some aspect of its business operations. The Adviser votes in accordance with the recommendation of the company’s board of directors on all shareholder proposals, except as follows: (i) the Adviser votes for shareholder proposals to require shareholder approval of shareholder rights plans; (ii) the Adviser votes for shareholder proposals that are consistent with the Adviser’s proxy voting guidelines for board-approved proposals; and (iii) the Adviser votes on a case-by-case basis on other shareholder proposals where the firm is otherwise withholding votes for the entire board of directors.

Voting Shares of Investment Companies

     The Adviser may utilize shares of open or closed-end investment companies to implement its investment strategies. Shareholder votes for investment companies that fall within the categories listed above are voted in accordance with those guidelines. The Adviser votes on a case-by-case basis on proposals relating to changes in the investment objectives of an investment company taking into account the original intent of the fund, changes in fundamental investment restrictions and the role the fund plays in the clients’ portfolios. The Adviser votes on a case-by-case basis all proposals that would result in increases in expenses (e.g., proposals to adopt 12b-1 plans, alter investment advisory arrangements or approve fund mergers) taking into account comparable expenses for similar funds and the services to be provided.

     Where there may be a potential conflict of interest if the Adviser is receiving investment advisory fees from an investment company, the Adviser generally votes in support of decisions reached by the majority of independent directors.

Voting Shares of Foreign Issuers

     In the event the Adviser is required to vote on proxies relating to securities issued by foreign issuers, i.e., issuers that are incorporated under the laws of a foreign jurisdiction and that are not listed on a U.S. securities exchange or the Nasdaq stock market, the following guidelines are used, which are premised on the existence of a sound corporate governance and disclosure framework. These guidelines, however, may not be appropriate under some circumstances for foreign issuers and therefore apply only where applicable. In general, Barrett Associates votes (i) for shareholder proposals calling for a majority of the directors to be independent of management, (ii) for shareholder proposals seeking to increase the independence of board nominating, audit and compensation committees, and (iii) for shareholder proposals that implement corporate governance standards similar to those established under U.S. federal law and the listing requirements of U.S. stock exchanges, and that do not otherwise violate the laws of the jurisdiction under which the company is incorporated.

     Barrett Associates votes on a case-by-case basis on proposals relating to (i) the issuance of common stock in excess of 20% of a company’s outstanding common stock where shareholders do not have preemptive rights, or (ii) the issuance of common stock in excess of 100% of a company’s outstanding common stock where shareholders have preemptive rights.

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     Shareholders may request copies of the Policies free of charge by calling the Proxy Committee toll free at 1-877-363-6333 or by sending a written request to: Barrett Associates, Inc., 90 Park Avenue, New York, New York 10016, Attention: Proxy Committee. Copies of the Fund’s proxy voting records have been filed with the SEC on Form N-PX and posted on the SEC website at www.sec.gov and reflect the twelve-month period July 1, 2007 through June 30, 2008. Updated proxy voting records for the period beginning July 1, 2008 and ending June 30, 2009 will be filed with the SEC no later than August 31, 2009 and will be available at www.sec.gov.

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INVESTMENT ADVISER AND INVESTMENT MANAGEMENT AGREEMENT

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     Barrett Associates, Inc., with principal offices located at 90 Park Avenue, New York, New York 10016, is the Fund’s investment adviser. Barrett Associates is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Barrett Associates was founded in 1937 and currently manages over $1.6 billion in client assets. The firm has approximately 870 client accounts, including families, individuals, foundations and other organizations or entities. Barrett Associates has served as the Fund’s investment manager since the Fund’s inception on December 29, 1998.

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     Barrett Associates is a wholly-owned subsidiary of Legg Mason, Inc., a financial services holding company with approximately $6.6 billion in equity capital and headquartered in Baltimore, Maryland. Legg Mason, through its subsidiaries, is engaged in securities brokerage and trading, investment management of institutional and individual accounts and company-sponsored mutual funds, investment banking for corporations and municipalities, commercial mortgage banking and other financial services. Legg Mason’s principal investment management subsidiaries include Western Asset Management Company, Batterymarch Financial Management, Inc., Legg Mason Funds Management, Inc., Bartlett & Co., Brandywine Asset Management, Inc., Legg Mason Capital Management, Inc. and Private Capital Management, Inc. Through its investment advisory subsidiaries, Legg Mason has approximately $900 billion in assets under management as of March 31, 2008.

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     Legg Mason acquired its initial interest in Barrett Associates on February 5, 2001, entering into an agreement with Barrett Associates and certain of its shareholders to purchase the remaining shares of Barrett Associates over a five-year period. Legg Mason completed its purchase of all shares on March 15, 2005. The acquisition of Barrett Associates was designed as a revenue sharing arrangement with the intention that Barrett Associates would retain its name and continue to be managed and operated by Mr. Barrett and the other senior executives of the firm. In connection with the Legg Mason transaction, Legg Mason entered into employment and non-compete agreements with certain Barrett Associates personnel. There have been no changes in the management of the Fund as a result of the sale of Barrett Associates.

     Barrett Associates serves as the Fund’s investment adviser pursuant to an Investment Management Agreement dated as of March 7, 2001 (the “Management Agreement”), which was approved by shareholders in view of the Legg Mason acquisition. The Management Agreement contains terms substantially identical to the previous Investment Management Agreement dated November 11, 1998 between the Trust and Barrett Associates.

     Under the Management Agreement, the Adviser, subject to the supervision of the Trustees, provides a continuous investment program for the Fund, including investment research and management with respect to securities, investments and cash equivalents, in accordance with the Fund’s investment objective, policies and restrictions as set forth in its Prospectus and this SAI and the resolutions of the Trustees. The Adviser is responsible for effecting all security transactions on behalf of the Fund, including the allocation of principal business and portfolio brokerage and the negotiation of commissions. The Adviser also maintains books and records with respect to the securities transactions of the Fund and furnishes to the Trustees such periodic or other reports as the Trustees may request.

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     The Fund is obligated to pay the Adviser a monthly fee equal to an annual rate of 1.00% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive its advisory fee or assume as its own expense certain expenses otherwise payable by the Fund to the extent necessary to ensure that total operating expenses of the Fund do not exceed 1.25% of average daily net assets through October 31, 2009. In the event that Fund assets grow to a point where fee waivers and expense payments are not necessary to maintain the expense limitation, the Adviser may seek to recoup amounts waived or paid, but only within a period of three years from the date such amount was waived or paid. For the fiscal years ended June 30, 2008, June 30, 2007 and June 30, 2006, the Adviser waived its entire advisory fee and therefore received no compensation from the Fund. Absent the expense limitation agreement undertaken by the Adviser, the Adviser would have been entitled to receive advisory fees totaling $207,609, $206,738 and $188,722 for the fiscal years ended June 30, 2008, June 30, 2007, and June 30, 2006, respectively. In addition, the Adviser also assumed $35,917, $54,012 and $70,779 in Fund expenses for the fiscal years ended June 30, 2008, June 30, 2007 and June 30, 2006, respectively.

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Portfolio Managers

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     The following table shows information regarding other accounts managed by each Portfolio Manager of The Barrett Funds, as of June 30, 2008.

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	Other Registered		Other Pooled		Other Accounts
	Investment		Investment Vehicles
	Companies

Portfolio
Manager	Number Total Assets		Number	Total Assets	Number	Total Assets

Robert J.	1	$120,673,019	0	0	59	$148,286,436
Milnamow

Peter H. Shriver	0	0	0	0	206	$392,734,193

E. Wells Beck	0	0	1	$9,148,625	13	$15,119,242

Cynthia Starke	0	0	0	0	3	$2,743,210

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Portfolio Manager Compensation

     Barrett Associates, Inc. compensates all portfolio managers with a base salary and bonus. The bonus is determined at year-end by the compensation committee which takes into consideration first and foremost the overall performance of the firm and then the individual contribution of each portfolio manager, rather than the performance of the Fund. The Adviser uses a “Team-Oriented” compensation approach to foster a spirit of cooperation and collegiality throughout the professional ranks of the firm.

Material Conflicts Arising from Other Accounts Managed by Portfolio Managers

     The management of multiple funds and accounts may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees, as a Portfolio Manager must allocate his or her time and investment ideas across multiple funds and accounts. A Portfolio Manager may execute transactions for a fund or account that may adversely impact the value of securities held by another fund or account. Securities selected for funds or accounts may outperform the securities selected for other funds or accounts.

     When an investment is appropriate or suitable for more than one fund or account, the following considerations apply:

  The investment opportunity is allocated among mutual funds and individual client accounts on a pro rata basis according to their asset size.
  An investment opportunity will generally not be placed in a fund or account if not in round lot shares of at least 100.
  The investment opportunity will be spread over Barrett Associates’ accounts and funds base to the fullest extent possible, within standards of appropriateness and suitability.
  Initial public offerings receive the same considerations as any other investment opportunity, subject to certain investment limitations of some funds and client accounts.
  Investment opportunities limited in amount are not allocated to Barrett Associates’ proprietary accounts, employees or affiliated persons’ accounts.
  Barrett Associates may not allocate any initial public offerings to any accounts in which a restricted person has a beneficial interest, subject to certain exemptions.

     The portfolio managers’ management of their personal accounts may give rise to potential conflicts of interest. The Fund and Barrett Associates have adopted a joint code of ethics that they believe contain provisions reasonably necessary to prevent such conflicts.

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     The following table sets forth the dollar range of equity securities beneficially owned by each Portfolio Manager of the Fund, as of June 30, 2008.

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Portfolio Manager	Dollar Range of Securities Owned in Portfolio

Robert J. Milnamow	$100,001-$500,000

Peter H. Shriver	$100,001-$500,000

E. Wells Beck	$10,001-$50,000

Cynthia J. Starke	$1 - $10,000

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CODE OF ETHICS

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     The Fund has adopted a Code of Ethics that governs the conduct of the officers, employees and Independent Trustees of the Fund who may have access to information about the Fund's securities transactions and who are not already governed by the Adviser’s or Distributor’s Code of Ethics. The Code of Ethics is based upon the recognition that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of their own interests. Among other things, the Code of Ethics seeks to prevent such persons from: (i) employing any device, scheme or artifice to defraud the Fund; (ii) making any untrue statement of a material fact to the Fund or omitting to state a material fact necessary to make the statements made to the Fund, in light of the circumstances under which they were made, not misleading; (iii) engaging in any act, practice or course of business that operates or would operate as a fraud or deceit on the Fund; or (iv) engaging in any manipulative practice with respect to the Fund. The Code seeks to prevent such acts by requiring, among other things, the reporting of transactions executed every quarter and imposing sanctions and other remedies for non-compliance with the Code.

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     The Adviser has also adopted a Code of Ethics that governs the conduct of directors, officers, employees and supervised persons of the Adviser who may have access to information about the Fund’s securities transactions. The Code of Ethics is based upon the recognition that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of their own interests. Among other things, the Code of Ethics: (i) requires the preclearance of certain personal securities transactions; (ii) contains certain blackout periods for personal trading of securities which may be considered for purchase or sale by the Fund or other clients of the Adviser; and (iii) contains prohibitions against personal trading of initial public offerings. Persons subject to the Joint Code of Ethics are required to maintain holdings in a fund managed by the Adviser, including the Fund, for a minimum of sixty (60) calendar days before such persons are permitted to redeem their shares at a profit. Violations of the Code are subject to review by the Trustees and could result in severe penalties.

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     Legg Mason Investor Services, LLC (“LMIS"), the Fund's Distributor, has also adopted a Code of Ethics (the “Legg Mason Code") to govern the conduct of its employees who may also have access to information about the Fund's securities transactions. The Legg Mason Code permits LMIS personnel subject to the Legg Mason Code to invest in securities, including securities that may be purchased or held by the Fund, subject to prohibitions against fraudulent transactions, inside information, market manipulation and trading on the knowledge of client transactions. Subject to certain exemptions, no LMIS personnel subject to the Legg Mason Code may sell (exchange out of) shares of a proprietary fund, including the Fund, within sixty (60) calendar days of a purchase of (or exchange into) shares of the same proprietary fund. In addition, LMIS personnel subject to the Legg Mason Code are prohibited from participating in an initial public offering (other than a new offering of securities issued by a registered open-end investment company) or private placement without the prior written approval of the Legg Mason compliance department.

SERVICE AGREEMENTS

     As more fully described below, the Trust has entered into a number of agreements with U.S. Bancorp Fund Services, LLC (“U.S. Bancorp”), a Wisconsin limited liability company, pursuant to which management-related and other services are performed for the Fund. U.S. Bancorp serves as the Administrator, Transfer and Dividend Disbursing Agent, and Fund Accountant. The principal offices of U.S. Bancorp are located at 615 East Michigan Street, Milwaukee, Wisconsin 53202. U.S. Bank, N.A., located at 1555 N. River Center Drive, Suite 302, Milwaukee, Wisconsin 53212, serves as the Fund’s Custodian.

Administrator

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     Pursuant to a Fund Administration Servicing Agreement with the Trust dated as of November 11, 1998 (the “Fund Administration Agreement”), U.S. Bancorp serves as Administrator of the Fund and, subject to the direction and control of the Trustees, supervises all aspects of the operation of the Fund except those performed by the Fund’s Adviser. As administrator, U.S. Bancorp receives asset-based fees at the annual rates of 0.06% on the first $200 million of average daily net assets, 0.05% on the next $500 million of average daily net assets and 0.03% on average daily net assets above $700 million, subject to a minimum amount of $30,000 per year. For the fiscal years ended on June 30, 2008, June 30, 2007 and June 30, 2006, the Trust paid U.S. Bancorp administrative fees and expense reimbursements of $34,086, $35,349 and $31,678 respectively.

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     Under the Fund Administration Agreement, U.S. Bancorp provides certain administrative services and facilities for the Fund. These services include preparing and maintaining books, records, tax and financial reports, and monitoring compliance with state and federal regulatory requirements.

Fund Accounting

     Pursuant to a Fund Accounting Servicing Agreement with the Trust dated as of November 11, 1998 (the “Fund Accounting Agreement”), U.S. Bancorp is responsible for (i) accounting relating to the Fund and its investment transactions; (ii) maintaining certain books

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and records of the Fund; (iii) determining daily the net asset values per share of the Fund and calculating yield, dividends and capital gains distributions; and (iv) preparing security position, transaction and cash position reports. For the fiscal years ended on June 30, 2008, June 30, 2007 and June 30, 2006, the Trust paid U.S. Bancorp fund accounting fees of $24,741, $24,623 and $24,878 respectively.

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     Under the Fund Accounting Agreement, U.S. Bancorp maintains portfolio trading records and records of brokerage activity in order to provide monthly brokerage reports that identify brokers and set forth commission amounts. U.S. Bancorp also monitors periodic distributions of gains or losses on portfolio sales and maintains a daily listing of portfolio holdings. U.S. Bancorp is responsible for expenses accrued and payment reporting services. U.S. Bancorp provides tax accounting services and tax-related financial information to the Trust. U.S. Bancorp also monitors compliance with the regulatory requirements relating to maintaining accounting records.

Transfer Agent

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     Pursuant to a Transfer Agency Servicing Agreement with the Trust dated as of November 11, 1998, as amended on October 22, 2002 (the “Transfer Agency Agreement”), U.S. Bancorp also acts as the Trust’s transfer, dividend disbursing and redemption agent. U.S. Bancorp provides certain shareholder and other services to the Trust, including: furnishing account and transaction information; providing mailing labels for the distribution to the Fund’s shareholders of financial reports, prospectuses, proxy statements and other such materials; providing compliance reporting; calculating distribution plan and marketing expenses; and maintaining shareholder account records. For the fiscal years ended on June 30, 2008, June 30, 2007 and June 30, 2006, the Trust paid U.S. Bancorp shareholder servicing fees and expenses of $42,028, $34,553 and $37,507 respectively.

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     U.S. Bancorp is responsible for processing orders for Fund shares and ensuring appropriate participation with the National Securities Clearing Corporation for transactions with Fund shares. If so requested by the Trust, U.S. Bancorp will produce shareholder lists and reports for proxy solicitations. U.S. Bancorp receives and processes redemption requests and administers distribution of redemption proceeds. U.S. Bancorp also handles shareholder inquiries and provides routine account information. In addition, U.S. Bancorp prepares and files appropriate tax-related information concerning dividends and distributions to shareholders. Finally, U.S. Bancorp will also be responsible for the Fund’s compliance with anti-money laundering and customer identification regulations.

Custodian

     Pursuant to a Custodian Servicing Agreement with the Trust dated as of November 11, 1998 (the “Custodian Agreement”), U.S. Bank, N.A. (the “Custodian”) acts as the custodian of the Trust’s securities and cash. The Custodian is located at 1555 N. River Center Drive, Suite 302, Milwaukee, WI 53212. Portfolio securities purchased in the United States are maintained in the custody of the Custodian and may be entered into the Federal Reserve Book Entry System of the security depository system of the Depository Trust Corporation. The Custodian maintains separate accounts in the name of each Fund of the Trust. The Custodian is responsible for holding and making payments of all cash received for the account of the relevant Fund.

     From each account the Custodian may make payments for the purchase of securities, payment of interest, taxes, fees and other operating expenses. The Custodian is authorized to endorse and collect checks, drafts or other orders for payment. The Custodian is also responsible for the release or delivery of portfolio securities. Additionally, the Custodian monitors compliance with the regulatory requirements of the Treasury Department, Internal Revenue Service and the laws of the states. The Custodian is compensated on the basis of an annual fee based on market value of assets of the Fund and on fees for certain transactions.

Distributor

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     Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, located at 100 Light Street, Baltimore, MD 21202, serves as the Fund’s distributor pursuant to a Distribution Agreement with the Trust dated as of January 1, 2007 (the “Distribution Agreement”). The offering of the Fund’s shares is continuous. The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use appropriate efforts to: (i) promote the Fund; (ii) solicit orders for the purchase of the Fund’s shares subject to such terms and conditions as the Fund may specify; and (iii) accept orders for the purchase of Fund shares on behalf of the Fund. In addition, the Distributor may pay for ongoing shareholder liaison services, including responding to shareholder inquiries and providing shareholders with information on their investments. The Distributor will undertake additional promotional and distribution activities, including, but not limited to, compensation to underwriters, dealers and sales personnel, printing and mailing prospectuses to prospective shareholders, and printing and mailing sales literature as it deems appropriate. Acting as principal and not as agent of the Fund, the Distributor may also enter into dealer or similar agreements with qualified intermediaries for the performance of distribution services, shareholder services, record keeping and sub-accounting services. As compensation, the Distributor receives a fee at an annual rate of $16,000 from the Fund plus certain incidental fees. A portion of the Distributor’s fee is paid pursuant to the Fund’s Rule 12b-1 Plan. The Adviser is responsible for paying the amount of the distribution fees that were not covered under the Rule 12b-1 Plan. Legg Mason Investor Services, LLC is an affiliate of the Fund’s investment adviser, Barrett Associates, Inc., because each company is under common ownership of Legg Mason, Inc. For the fiscal year ended June 30, 2008, the Fund paid the Distributor no fees for services provided to the Fund as described above.

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Distribution Plan

     The Board of Trustees has adopted a Distribution Plan (the "Plan") on behalf of the Fund, in accordance with Rule 12b-1 under the 1940 Act. The Fund is authorized under the Plan to use the assets of the Fund to reimburse the Adviser, the Distributor or others for expenses incurred by such parties in the promotion and distribution of the shares of the Fund. The Plan is a reimbursement plan. The Plan authorizes the use of distribution fees to reimburse expenses including, but not limited to, printing prospectuses and reports used for sales purposes, preparing advertising and sales literature, and other distribution-related expenses. The maximum amount payable under the Plan is 0.25% of the Fund's average net assets on an annual basis. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment. The plan is intended to, among other things, reimburse parties for expenses incurred in connection with the sales of Fund shares and service to its shareholders, and increase or maintain assets of the Fund so that certain fixed expenses may be spread over a broader asset base, resulting in lower per share expense ratios. In addition, a positive cash flow into the Fund is useful in managing the Fund because the Adviser has more flexibility in taking advantage of new investment opportunities and handling shareholder redemptions.

     The maximum sales charge rule of the Financial Industry Regulatory Authority (FINRA) (formerly the National Association of Securities Dealers (NASD)) relating to mutual fund shares establishes limits on all types of sales charges, whether front-end, deferred or asset-based. This rule may operate to limit the aggregate distribution fees to which shareholders may be subject under the terms of the Plan.

     The Plan requires that any person authorized to direct the disposition of monies paid or payable by the Fund pursuant to the Plan or any related agreement prepare and furnish to the Trustees for their review, at least quarterly, written reports complying with the requirements of the Rule and setting out the amounts expended under the Plan and the purposes for which those expenditures were made. The Plan provides that so long as it is in effect the selection and nomination of Trustees who are not interested persons of the Trust will be committed to the discretion of the Trustees then in office who are not interested persons of the Trust.

     Neither the Plan nor any related agreements can take effect until approved by a majority vote of both all the Trustees and those Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan, cast in person at a meeting called for the purpose of voting on the Plan and the related agreements. The Trustees approved the Plan on November 11, 1998 and it became effective on December 18, 1998.

     The Plan will continue in effect only so long as its continuance is specifically approved at least annually by the Trustees in the manner described above for Trustee approval of the Plan. The Plan for the Fund may be terminated at any time by a majority vote of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operations of the Plan or in any agreement related to the Plan or by vote of a majority of the outstanding voting securities of the Fund.

     The Plan may not be amended so as to materially increase the amount of the distribution fees for the Fund unless the amendment is approved by a vote of at least a majority of the outstanding voting securities of the Fund. In addition, no material amendment may be made unless approved by the Trustees in the manner described above for Trustee approval of the Plan.

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     The following is a breakdown of the expenses paid by the Fund pursuant to the Plan for the fiscal year ended June 30, 2008:

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Advertising or Marketing Expenses	$866
Printing and Mailing of Prospectuses to Other than
Current Shareholders	$6,276
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Compensation to Distributor	$0
Compensation to Broker Dealers	$17,669
Other	$0
Total	$24,811

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Additional Payments to Dealers and Financial Intermediaries. The Adviser and/or Distributor, out of their own resources and not out of Fund assets (i.e., without additional cost to the Fund or its shareholders), in the future may provide additional cash payments or non-cash compensation to some, but not all, brokers and other financial intermediaries who sell shares of the Fund. Such payments and compensation are in addition to any service fees and other fees paid by the Fund to such brokers and other financial intermediaries. These arrangements are sometimes referred to as “revenue sharing” arrangements. Revenue sharing arrangements are not financed by the Fund, and thus, do not result in increased Fund expenses.

     Although a financial intermediary that sells Fund shares may also act as a broker or dealer in connection with the Fund’s purchase or sale of portfolio securities, the Adviser does not consider a financial intermediary’s sale of shares of the Fund as a factor when choosing brokers or dealers to effect portfolio transactions for the Fund.

Independent Registered Public Accounting Firm

     The Trust’s independent registered public accounting firm, Tait, Weller & Baker LLP audits the Trust’s annual financial statements and reviews the Trust’s tax returns. Tait, Weller & Baker LLP is located at 1818 Market Street, Suite 2400, Philadelphia, PA 19103.

PORTFOLIO TRANSACTIONS AND TURNOVER

     The Fund’s portfolio securities transactions are placed by the Adviser. The objective of the Fund is to obtain the best available execution in its portfolio transactions, taking into account the costs, promptness of executions and other qualitative considerations. There is no pre-existing commitment to place orders with any broker, dealer or member of an exchange. The Adviser evaluates a wide range of criteria in seeking the most favorable price and market for the execution of transactions, including the broker’s commission rate, execution capability, positioning and distribution capabilities, information in regard to the availability of securities, trading patterns, statistical or factual information, opinions pertaining to trading strategy, back office efficiency, ability to handle difficult trades, financial stability, and prior performance in servicing the Adviser and its clients. In transactions on equity securities and U.S. government securities executed in the over-the-counter market, purchases and sales are transacted directly with principal market-makers except in those circumstances where, in the opinion of the Adviser, better prices and executions are available elsewhere.

     The Adviser, when effecting purchases and sales of portfolio securities for the account of the Fund, will seek execution of trades either (i) at the most favorable and competitive rate of commission charged by any broker, dealer or member of an exchange, or (ii) at a higher rate of commission charges, if reasonable, in relation to proprietary and/or third-party brokerage and research services provided to the Fund or the Adviser by such member, broker, or dealer. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale, statistical or factual information, or opinions pertaining to investments. The Adviser may use research and services provided by brokers and dealers in servicing all its clients, including the Fund, and not all such services will be used by the Adviser in connection with the Fund. In accordance with the provisions of Section 28(e) of the 1934 Act, the Adviser may from time to time receive services and products which serve both research and non-research functions. In such event, the Adviser makes a good faith determination of the anticipated research and non-research use of the product or service and allocates brokerage only with respect to the research component.

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     For the fiscal year ended June 30, 2008, the Fund paid $41,440 in brokerage commissions on transactions totaling $37,859,149. For the fiscal year ended June 30, 2007, the Fund paid $61,495 in brokerage commissions on transactions totaling $33,680,185. For the fiscal year ended June 30, 2006, the Fund paid $29,930 in brokerage commissions on transactions totaling $14,621,411. All brokerage commissions were paid to broker-dealers who provided research or brokerage services to the Adviser.

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     The Adviser provides investment advisory services to individuals and other institutional clients, including corporate pension plans, profit-sharing and other employee benefit trusts, and other investment pools. There may be occasions in which other investment advisory clients advised by the Adviser may also invest in the same securities as the Fund. When these clients buy or sell the same securities at substantially the same time, the Adviser may average the transactions as to price and allocate the amount of available investments in a manner that it believes to be equitable to each client, including the Fund. On the other hand, to the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other clients managed by it in order to obtain lower brokerage commissions, if any.

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     The Fund does not engage in frequent trading and turnover tactics for short-term gains, however, the Adviser will effect portfolio transactions without regard to holding period if, in its judgment, such transactions are advisable in light of a change in circumstances of a particular company or within a particular industry or in general market, economic or financial conditions. The portfolio turnover rate is calculated by dividing the lesser of the Fund’s annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities in the portfolio during the year. The Fund’s portfolio turnover rate was 93%, 79% and 38% for the fiscal years ended June 30, 2008, June 30, 2007 and June 30, 2006, respectively. The change in portfolio turnover from 2006 to 2007 was due to an increase in volatile market conditions.

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     As of June 30, 2008, the Fund owned securities issued by the following company which is a regular broker-dealer for the Fund:

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Issuer	Value
The Goldman Sachs Group, Inc	$349,800
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SHARES OF BENEFICIAL INTEREST

     The Trust is a series statutory trust that currently offers one series of shares. The beneficial interest of the Trust is divided into an unlimited number of shares, with a par value of $0.001 each. Each share has equal dividend, voting, liquidation and redemption rights. There are no conversion or preemptive rights. Shares, when issued, will be fully paid and nonassessable. Fractional shares have proportional voting rights. Shares of the Fund do not have cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees if they choose to do so and, in such event, the holders of the remaining shares will not be able to elect any person to the Board of Trustees. Shares will be maintained in open accounts on the books of the Transfer Agent, and certificates for shares will generally not be issued.

     If they deem it advisable and in the best interests of shareholders, the Trustees may create additional series of shares, each of which represents interests in a separate portfolio of investments and is subject to separate liabilities, and may create multiple classes of shares of such series, which may differ from each other as to expenses and dividends. If additional series or classes of shares are created, shares of each series or class are entitled to vote as a series or class only to the extent required by the 1940 Act or as permitted by the Trustees. Upon the Trust’s liquidation, all shareholders of a series would share pro-rata in the net assets of such series available for distribution to shareholders of the series, but, as shareholders of such series, would not be entitled to share in the distribution of assets belonging to any other series.

DIVIDENDS

     A shareholder will automatically receive all income dividends and capital gains distributions in additional full and fractional shares of the Fund at their net asset value as of the date of payment unless the shareholder elects to receive such dividends or distributions in cash. Shareholders will receive a confirmation of each new transaction in their account. The Trust will confirm all account activity, including the payment of dividend and capital gains distributions and transactions made as a result of a Systematic Withdrawal Plan or an Automatic Investment Plan. Shareholders may rely on these statements in lieu of stock certificates. Stock certificates representing shares of the Fund will not be issued.

ADDITIONAL INFORMATION ON DISTRIBUTIONS AND TAXES

     Distributions of Net Investment Income. The Fund receives income generally in the form of dividends and interest on its investments in portfolio securities. This income, less expenses incurred in the operation of the Fund, constitutes its net investment income from which dividends may be paid to you. If you are a taxable investor, any distributions by the Fund from such income (other than qualified dividend income received by individuals) will be taxable to you at ordinary income tax rates, whether you take them in cash or in additional shares. Distributions from qualified dividend income are taxable to individuals at long-term capital gain rates, provided certain holding period requirements are met. See the discussion below under the heading, “Qualified Dividend Income for Individuals.”

     Distributions of Capital Gains. The Fund may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net short-term or long-term capital gain realized by the Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

     Returns of Capital. If the Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold. Any return of capital in excess of your basis, however, is taxable as a capital gain.

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     Effect of Investment in Foreign Securities. The Fund is permitted to invest in foreign securities as described above. Accordingly, the Fund may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce the Fund’s distributions paid to you.

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     PFIC securities. The Fund may invest in securities of foreign entities that could be deemed for federal income tax purposes to be passive foreign investment companies (“PFICs”). In general, a PFIC is any foreign corporation if 75% or more of its gross income for its taxable year is passive income, or 50% or more of its average assets (by value) are held for the production of passive income. When investing in PFIC securities, the Fund intends to mark-to-market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of the Fund’s fiscal and excise (described below) tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that the Fund is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by the Fund. In addition, if the Fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Fund may be subject to U.S. federal income tax (the effect of which might be mitigated by making a mark-to-market election in a year prior to the sale) on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains.

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     Information on the Amount and Tax Character of Distributions. The Fund will inform you of the amount and character of your distributions at the time they are paid, and will advise you of the tax status of such distributions for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income, qualified dividends or capital gains, and in the case of non-U.S. shareholders, the Fund may further designate and distribute as interest-related dividends and short-term capital gain dividends, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund. Taxable distributions declared by the Fund in December to shareholders of record in such month, but paid in January, are taxable to you as if they were paid in December.

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     Election to be Taxed as a Regulated Investment Company. The Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (“Code”) and intends to so qualify during the current fiscal year. As a regulated investment company, the Fund generally is not subject to entity level federal income tax on the income and gains it distributes to you. The Board of Trustees reserves the right not to distribute the Fund’s net long-term capital gain or not to maintain the qualification of the Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders. If net long-term capital gain is retained, the Fund would be taxed on the gain at the highest corporate tax rate, and shareholders would be notified that they are entitled to a credit or refund for the tax paid by the Fund. If the Fund fails to qualify as a regulated investment company, the Fund would be subject to federal and possibly state corporate taxes on its taxable income and gains, and distributions to you will be treated as taxable dividend income to the extent of such Fund’s earnings and profits.

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     In order to qualify for taxation as a regulated investment company for federal income tax purposes, the Fund must meet certain asset diversification, income and distribution specific requirements, including:

     (i) The Fund must maintain a diversified portfolio of securities, wherein no security, including the securities of a qualified publicly traded partnership (other than U.S. government securities and securities of other regulated investment companies) can exceed 25% of the Fund’s total assets, and, with respect to 50% of the Fund’s total assets, no investment (other than cash and cash items, U.S. government securities and securities of other regulated investment companies) can exceed 5% of the Fund’s total assets or 10% of the outstanding voting securities of the issuer;

     (ii) The Fund must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies, and net income derived from an interest in a qualified publicly traded partnership; and

     (iii) The Fund must distribute to its shareholders at least 90% of its investment company taxable income and net tax-exempt income for each of its fiscal years.

     Excise Tax Distribution Requirements. As a regulated investment company, the Fund is required to distribute its income and gains on a calendar year basis, regardless of the Fund’s fiscal year end as follows:

     Required distributions. To avoid a 4% federal excise tax, the Code requires the Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve-month period ending October 31; and 100% of any undistributed amounts from the prior year. The Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

     Post-October losses. Because the periods for measuring a regulated investment company’s income are different for excise and income tax purposes special rules are required to protect the amount of earnings and profits needed to support excise tax distributions. For instance, if a regulated investment company that uses October 31st as the measurement period for paying out capital gain net income realizes a net capital loss after October 31 and before the close of its taxable year, the fund likely would have insufficient earnings and profits for that taxable year to support the dividend treatment of its required distributions for that calendar year. Accordingly, the Fund is permitted to elect to treat net capital losses realized between November 1 and its fiscal year end of June 30th (‘‘post-October loss”) as occurring on the first day of the following tax year (July 1st).

     Sales, Exchanges and Redemption of Fund Shares. Sales, exchanges and redemptions (including redemptions in-kind) of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares the Internal Revenue Service requires you to report any gain or loss on your redemption. If you held your shares as a capital asset, the gain or loss that you realize will be a capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares.

     Redemptions at a loss within six months of purchase. Any loss incurred on a redemption or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares.

     Wash sales. All or a portion of any loss that you realize on a redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares.

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     Cost Basis Reporting. Under recently enacted provisions of the Emergency Economic Stabilization Act of 2008, a Fund’s administrative agent will be required to provide you with cost basis information on the sale of any of your shares in the Fund, subject to certain exceptions. This cost basis reporting requirement is effective for shares purchased in the Fund on or after January 1, 2012.

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     U.S. Government Securities. Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by the Fund. Income on investments by the Fund in certain other obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (GNMA) or Federal National Mortgage Association (FNMA) obligations), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

     Qualified Dividend Income for Individuals. For individual shareholders, a portion of the dividends paid by the Fund may be qualified dividend income, which is eligible for taxation at long-term capital gain rates. This reduced rate generally is available for dividends paid by the Fund out of dividends earned on the Fund’s investment in stocks of domestic corporations and qualified foreign corporations.

     Both the Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment. Specifically, the Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend. The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the dividend payment. When counting the number of days you held your Fund shares, include the day you sold your shares but not the day you acquired these shares.

     While the income received in the form of a qualified dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term capital losses against qualified dividend income on your federal income tax return. Any qualified dividend income that you elect to be taxed at these reduced rates also cannot be used as investment income in determining your allowable investment interest expense. For other limitations on the amount of or use of qualified dividend income on your income tax return, please contact your personal tax advisor.

     After the close of its fiscal year, the Fund will designate the portion of its ordinary dividend income that meets the definition of qualified dividend income taxable at reduced rates. If 95% or more of the Fund’s income is from qualified sources, it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income.

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     This favorable taxation of qualified dividend income at long-term capital gain tax rates expires and will no longer apply to dividends paid by the Fund with respect to its taxable years beginning after December 31, 2010 (sunset date), unless such provision is extended or made permanent.

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     Dividends-Received Deduction for Corporations. For corporate shareholders, a portion of the dividends paid by the Fund may qualify for the dividends-received deduction. The portion of dividends paid by the Fund that so qualifies will be designated each year in a notice mailed to the Fund's shareholders, and cannot exceed the gross amount of dividends received by the Fund from domestic (U.S.) corporations that would have qualified for the dividends-received deduction in the hands of the Fund if the Fund was a regular corporation.

     The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction. The amount that the Fund may designate as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your Fund shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Fund dividends on your shares may also be reduced or eliminated. Even if designated as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation.

     Investment in Complex Securities. The Fund may invest in complex securities that could be subject to numerous special and complex tax rules. These rules could accelerate the recognition of income by the Fund (possibly causing the Fund to sell securities to raise the cash for necessary distributions) and/or defer the Fund’s ability to recognize a loss, and, in limited cases, subject the Fund to U.S. federal income tax. These rules could also affect whether gain or loss recognized by the Fund is treated as ordinary or capital, or as interest or dividend income. These rules could, therefore, affect the amount, timing or character of the income distributed to you by the Fund. For example:

     Securities purchased at discount. The Fund is permitted to invest in securities issued or purchased at a discount such as zero coupon, deferred interest or payment-in-kind (PIK) bonds that could require it to accrue and distribute income not yet received. If it invests in these securities, the Fund could be required to sell securities in its portfolio that it otherwise might have continued to hold in order to generate sufficient cash to make these distributions.

     Derivatives. The Fund is permitted to invest in certain options, futures, forwards or foreign currency contracts. If the Fund makes these investments, under certain provisions of the code, it may be required to mark-to-market these contracts and recognize for federal income tax purposes any unrealized gains and losses at its fiscal year end even though it continues to hold the contracts. Under these provisions, gains or losses on the contracts generally would be treated as 60% long-term and 40% short-term gains or losses, but gains or losses on certain foreign currency contracts would be treated as ordinary income or losses. In determining its net income for excise tax purposes, the Fund also would be required to mark-to-market these contracts annually as of October 31 (for capital gain net income and ordinary income arising from certain foreign currency contracts), and to realize and distribute any resulting income and gains.

     Securities lending transactions. The Fund may lend its investment securities to approved borrowers who need to borrow securities in order to complete certain transactions. By lending its investment securities, the Fund attempts to increase its income through the receipt of interest on the loan. The Fund’s entry into securities lending transactions may cause the replacement income earned on the loaned securities to fall outside of the definition of qualified dividend income. This replacement income generally will not be eligible for reduced rates of taxation on qualified dividend income.

     Tax straddles. The Fund’s investment in options, futures, forwards, or foreign currency contracts in connection with certain hedging transactions could cause it to hold offsetting positions in securities. If the Fund’s risk of loss with respect to specific securities in its portfolio is substantially diminished by the fact that it holds other securities, the Fund could be deemed to have entered into a tax “straddle” or to hold a “successor position” that would require any loss realized by it to be deferred for tax purposes.

     Convertible debt. Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt.

     Constructive sales. The Fund’s entry into an option or other contract could be treated as the “constructive sale” of an “appreciated financial position,” causing it to realize gain, but not loss, on the position.

     Credit default swap agreements. The Fund may enter into credit default swap agreements. The rules governing the tax aspects of swap agreements that provide for contingent nonperiodic payments of this type are in a developing stage and are not entirely clear in certain aspects. Accordingly, while the Fund intends to account for such transactions in a manner deemed to be appropriate, the IRS might not accept such treatment. The Fund intends to monitor developments in this area. Certain requirements that must be met under the Code in order for the Fund to qualify as a regulated investment company may limit the extent to which the Fund will be able to engage in credit default swap agreements.

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     Investment in taxable mortgage pools (excess inclusion income). The Fund may invest in U.S.-REITs that hold residual interests in real estate mortgage investment conduits (REMICs) or which are, or have certain wholly-owned subsidiaries that are, “taxable mortgage pools.” Under a Notice issued by the IRS, the Code and Treasury regulations to be issued, a portion of the Fund’s income from a U.S.-REIT that is attributable to the REIT’s residual interest in a REMIC or equity interests in a taxable mortgage pool (referred to in the Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a regulated investment company, such as the Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (UBTI) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities and tax-exempt organizations that are not subject to tax on UBTI) is a

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record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income. While the Fund does not intend to invest in U.S.-REITs, a substantial portion of the assets of which generates excess inclusion income, there can be no assurance that the Fund will not allocate to shareholders excess inclusion income.

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     The rules concerning excess inclusion income are complex and unduly burdensome in their current form, and the Fund is awaiting further guidance from the IRS on how these rules are to be implemented. Shareholders should talk to their tax advisors about whether an investment in the Fund is a suitable investment given the potential tax consequences of the Fund’s receipt and distribution of excess inclusion income.

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     Investments in securities of uncertain tax character. The Fund may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by the Fund, it could affect the timing or character of income recognized by the Fund, requiring the Fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

     Backup Withholding. By law, the Fund must withhold a portion of your taxable dividends and sales proceeds unless you:

  provide your correct social security or taxpayer identification number, certify that this number is correct,
  certify that you are not subject to backup withholding, and certify that you are a U.S. person (including a U.S. resident alien).

     The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any dividends or proceeds paid. The special U.S. tax certification requirements applicable to non-U.S. investors are described under the “Non-U.S. Investors” heading below.

     Non-U.S. Investors. Non-U.S. investors (shareholders who, as to the United States, are a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

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     In general. The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends paid to you by the Fund. Exemptions from this U.S. withholding tax are provided for capital gain dividends paid by the Fund from its net long-term capital gains, and with respect to taxable years of the Fund beginning before January 1, 2010 (sunset date), interest-related dividends paid by the Fund

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from its qualified net interest income from U.S. sources and short-term capital gain dividends. However, notwithstanding such exemption from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

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     Capital gain dividends & short-term capital gain dividends. In general, (i) a capital gain dividend designated by the Fund and paid from its net long-term capital gains, or (ii) with respect to taxable years of the Fund beginning before January 1, 2010 (sunset date), a short-term capital gain dividend designated by the Fund and paid from its net short-term capital gains, other than long- or short-term capital gains realized on disposition of U.S. real property interests (see the discussion below), are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year.

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     Interest-related dividends. With respect to taxable years of the Fund beginning before January 1, 2010 (sunset date), dividends designated by the Fund as interest-related dividends and paid from its qualified net interest income from U.S. sources are not subject to U.S. withholding tax. “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount, (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Fund is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company. On any payment date, the amount of an income dividend that is designated by the Fund as an interest-related dividend may be more or less than the amount that is so qualified. This is because the designation is based on an estimate of the Fund’s qualified net interest income for its entire fiscal year, which can only be determined with exactness at fiscal year end. As a consequence, the Fund may over withhold a small amount of U.S. tax from a dividend payment. In this case, the non-U.S. investor’s only recourse may be to either forgo recovery of the excess withholding, or to file a United States nonresident income tax return to recover the excess withholding.

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     Further limitations on tax reporting for interest-related dividends and short-term capital gain dividends for non-U.S. investors. It may not be practical in every case for the Fund to designate, and the Fund reserves the right in these cases to not designate, small amounts of interest-related or short-term capital gain dividends. Additionally, the Fund’s designation of interest-related or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

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     Investment in U.S. real property. The Fund may invest in equity securities of corporations that invest in U.S. real property, including U.S. Real Estate Investment Trusts (U.S.-REIT). The sale of a U.S. real property interest (USRPI) by a U.S.-REIT in which the Fund invests may trigger special tax consequences to the Fund’s non-U.S. shareholders.

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     The Foreign Investment in Real Property Tax Act of 1980 (FIRPTA) makes non-U.S. persons subject to U.S. tax on disposition of a USRPI as if he or she were a U.S. person. Such

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gain is sometimes referred to as FIRPTA gain. The Code provides a look-through rule for distributions of FIRPTA gain by a regulated investment company (RIC), such as the Fund, from a U.S.-REIT (other than one that is domestically controlled) as follows:

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  The RIC is classified as a qualified investment entity. A RIC is classified as a “qualified investment entity” with respect to a distribution to a non-US person which is attributable directly or indirectly to a distribution from a REIT if, in general, more than 50% of the RIC’s assets consists of interests in REITs and U.S. real property holding corporations; and
  You are a non-U.S. shareholder that owns more than 5% of a class of Fund shares at any time during the one-year period ending on the date of the distribution.
  If these conditions are met, such Fund distributions to you are treated as gain from the disposition of a USRPI, causing the distributions to be subject to U.S. withholding tax at a rate of 35%, and requiring that you file a nonresident U.S. income tax return.
  In addition, even if you do not own more than 5% of a class of Fund shares, but the Fund is qualified investment entity, such Fund distributions to you will be taxable as ordinary dividends (rather than as a capital gain or short-term capital gain dividend) subject to withholding at 30% or lower treaty rate.
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     These rules apply to dividends with respect to the Fund’s taxable years beginning before January 1, 2010 (sunset date), except that after such sunset date, Fund distributions from a U.S.-REIT (whether or not domestically controlled) attributable to FIRPTA gain will continue to be subject to the withholding rules described above provided the Fund would otherwise be classified as a qualified investment entity.

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     Because the Fund expects to invest less than 50% of its assets at all times, directly or indirectly in U.S. real property interests, it expects that neither gain on the sale or redemption of Fund shares nor Fund dividends and distributions would be subject to FIRPTA reporting and tax withholding.

     Net investment income from dividends on stock and foreign source interest income continue to be subject to withholding tax; effectively connected income. Ordinary dividends paid by the Fund to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations, and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax. If you hold your Fund shares in connection with a U.S. trade or business, your income and gains will be considered effectively connected income and taxed in the U.S. on a net basis, in which case you may be required to file a nonresident U.S. income tax return.

     U.S. estate tax. An individual who, at the time of death, is a non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Fund shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Fund shares) as to which the U.S. federal estate tax lien has been released. In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000). For estates with U.S. situs assets of not


more than $60,000, the Fund may accept, in lieu of a transfer certificate, an affidavit from an appropriate individual evidencing that decedent’s U.S. situs assets are below this threshold amount. In addition, a partial exemption from U.S estate tax may apply to Fund shares held by the estate of a nonresident decedent. The amount treated as exempt is based upon the proportion of the assets held by the Fund at the end of the quarter immediately preceding the decedent's death that are debt obligations, deposits, or other property that would generally be treated as situated outside the United States if held directly by the estate. This provision applies to decedents dying after December 31, 2004 and before January 1, 2010, unless such provision is extended or made permanent. Transfers by gift of shares of the Fund by a non-U.S. shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.


     U.S. tax certification rules. Special U.S. tax certification requirements apply to non-U.S. shareholders both to avoid U.S. back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence. In general, a non-U.S. shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty. A Form W-8 BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect.


     The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign tax.


     Effect of Future Legislation; Local Tax Considerations. The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in the Fund.


     This discussion of “ADDITIONAL INFORMATION ON DISTRIBUTIONS AND TAXES” is not intended or written to be used as tax advice and does not purport to deal with all federal tax consequences applicable to all categories of investors, some of which may be subject to special rules. You should consult your own tax advisor regarding your particular circumstances before making an investment in the Fund.

FINANCIAL STATEMENTS


     The Fund’s Financial Statements for the fiscal year ended June 30, 2008, including the Report of its Independent Registered Public Accountant, are included in the Fund’s most recent Annual Report to Shareholders and are incorporated into this SAI by reference. The Annual Report may be obtained free of charge by calling the Fund at 1-877-363-6333, or by writing to the Fund at its address listed on the cover of this SAI.


BARRETT GROWTH FUND
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
Toll Free: (877) 363-6333

INVESTMENT ADVISER
Barrett Associates, Inc.
90 Park Avenue
New York, NY 10016

DISTRIBUTOR
Legg Mason Investor Services, LLC
100 Light Street
Baltimore, MD 21202

ADMINISTRATOR, FUND ACCOUNTANT &
TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN U.S. Bank, N.A. Custody Operations 1555 N. River Center Drive Suite 301 Milwaukee, WI 53212

LEGAL COUNSEL Stradley, Ronon, Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

52

PART C

OTHER INFORMATION

ITEM 23. EXHIBITS.

(a)	(1)	Amended and Restated Agreement and Declaration of Trust of the Registrant,
		dated April 28, 1999, is incorporated herein by reference to Post-Effective
		Amendment No. 9 to the Registrant's Registration Statement on Form N-1A as
		filed with the SEC via EDGAR on October 27, 2006.

	(2)	Certificate of Trust of the Registrant, as filed in the State of Delaware on
		September 29, 1998, is incorporated herein by reference to Registrant's Initial
		Registration Statement on Form N-1A as filed with the SEC via EDGAR on
		October 2, 1998.

(b)	Amended and Restated By-laws of the Registrant are incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N- 1A as filed with the SEC via EDGAR on October 27, 2006.

(c)	Instruments Defining the Rights of Security Holders.

See Article III, "Shares" and Article V "Shareholders' Voting Powers and Meetings" of the Registrant's Agreement and Declaration of Trust, which is incorporated herein by reference.

See also, Article II, "Meetings of Shareholders" of the Registrant's By-Laws, which are incorporated herein by reference.

(d)	(1) Investment Management Agreement between Barrett Associates, Inc. and The Barrett Funds, on behalf of the Barrett Growth Fund, dated as of March 7, 2001, is incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on October 30, 2001.

(2)	Form of Expense Limitation Agreement between Barrett Associates, Inc. and The Barrett Funds, on behalf of the Barrett Growth Fund is filed herewith as Exhibit No. EX-99(d)(2).

(e)	Distribution Agreement between The Barrett Funds and Legg Mason Investor Services, LLC dated as of January 1, 2007, is incorporated herein by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on October 29, 2007.

(f)	Bonus or Profit Sharing Contracts.

Not Applicable.

(g)	(1) Custodian Servicing Agreement between the Barrett Funds and Firstar Bank, N.A., dated as of December 18, 1998, is incorporated herein by reference to Post- Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on October 30, 2000.

(2)	Amendment effective January 1, 2002 to the Custodian Servicing Agreement reflecting the Custodian's name change to U.S. Bank, N.A. is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on October 28, 2002.

(h)	(1)	Fund Administration Servicing Agreement between The Barrett Funds, on behalf of its series, and Firstar Mutual Fund Services, LLC, dated as of December 18,
1998, is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A as filed with the SEC via
EDGAR on October 30, 2000.

(a) Amendment effective January 1, 2002 to the Fund Administration
Servicing Agreement reflecting the name change to U.S. Bancorp Fund
Services, LLC is incorporated herein by reference to Post-Effective
Amendment No. 5 to the Registrant's Registration Statement on Form N-
1A as filed with the SEC via EDGAR on October 28, 2002.

	(2)	Transfer Agent Servicing Agreement between The Barrett Funds, on behalf of its series, and Firstar Mutual Fund Services, LLC, dated as of December 18, 1998, is incorporated herein by reference to Post-Effective Amendment No. 2 to the
Registrant's Registration Statement on Form N-1A as filed with the SEC via
EDGAR on October 30, 2000.

(a) Amendment effective January 1, 2002 to the Transfer Agent Servicing
Agreement reflecting the name change to U.S. Bancorp Fund Services,
LLC is incorporated herein by reference to Post-Effective Amendment No.
5 to the Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on October 28, 2002.

(b) Form of Amendment effective October 22, 2002 to the Transfer Agent
Servicing Agreement reflecting the delegation of anti-money laundering duties to U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's
Registration Statement on Form N-1A as filed with the SEC via EDGAR on October 28, 2004.

	(3)	Fund Accounting Servicing Agreement between The Barrett Funds, on behalf of its series, and Firstar Mutual Fund Services, LLC, dated as of December 18, 1998, is incorporated herein by reference to Post-Effective Amendment No. 2 to the

          Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on October 30, 2000.

(a)	Amendment effective January 1, 2002 to the Fund Accounting Servicing Agreement reflecting the name change to U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on October 28, 2002.

(i)	Opinion and Consent of Stradley, Ronon, Stevens & Young, LLP, independent counsel to the Registrant, dated December 18, 1998, is incorporated herein by reference to Post- Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on October 30, 2001.

(j)	(1) Consent of independent public auditors is filed herewith as Exhibit No. EX- 99(j)(1).

(2)	Power of Attorney for the Registrant and Trustees dated August 28, 2005 is incorporated herein by reference to Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on October 28, 2005.

(k)	Omitted Financial Statements

Not Applicable.

(l)	Initial Capital Agreements

Not Applicable.

(m)	Rule 12b-1 Distribution Plan, effective February 5, 2001, is incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on October 30, 2001.

(n)	Rule 18f-3 Plan

Not Applicable.

(o)	Reserved.

(p)	(1) Code of Ethics of Barrett Associates, Inc. is attached hereto as Exhibit EX- 99(p)(1).

(2)	Code of Ethics of the Registrant is attached hereto as Exhibit EX-99(p)(2).

(3)	Amended and Restated Code of Ethics of Legg Mason Investor Services, LLC is attached hereto as Exhibit EX-99(p)(3).

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

None.

ITEM 25. INDEMNIFICATION.

Reference is made to Article VII, Section 7.02 of the Registrant's Agreement and Declaration of Trust as incorporated herein by reference.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: "Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue."

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR.

Barrett Associates, Inc., the investment advisor to the Barrett Growth Fund series, provides investment advisory services consisting of portfolio management for a variety of individuals and institutions and currently has approximately $1.6 billion in assets under management. Additional information regarding Barrett Associates, Inc. and information concerning the officers and directors of Barrett Associates, Inc. is included in its Form ADV, as filed with the U.S. Securities and Exchange Commission ("SEC")(registration number 801-831) and is incorporated herein by reference.

ITEM 27. PRINCIPAL UNDERWRITER.

(a)	Legg Mason Investor Services, LLC, underwriter for The Barrett Funds, also serves as distributor for the following entities:

Legg Mason Partners Variable Equity Trust
Legg Mason Partners Premium Money Market Trust
Legg Mason Partners Institutional Trust
Legg Mason Partners Money Market Trust
Legg Mason Partners Equity Trust
Legg Mason Partners Variable Income Trust

Legg Mason Partners Income Trust

(b)	The following tables sets forth information as to the Distributor's Directors, Officers, Partners and Control Persons:

		Positions and Offices	Positions and Offices
	Name and Business Address*	with Underwriter	with the Registrant
	Mark R. Fetting	Managing Director	None
	D. Stuart Bowers	Vice President	None
	W. Talbot Daley	Vice President	None
	Thomas J. Hirschmann	Vice President	None
	Joseph M. Furey	General Counsel and	None
Chief Compliance
Officer
	Ronald Holinsky	Counsel	None
	Robert E. Patterson	Counsel	None
	Theresa M. Silberzahn	Chief Financial Officer	None
	Elisabeth F. Craig	AML Compliance	None
Officer and Director of
Continuing Education

*	All Addresses are 100 Light Street, Baltimore, Maryland 21202

(c)	Not Applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

The accounts, books or other documents of the Registrant required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder will be located at the offices of the Registrant and at additional locations as follows:

Name and Address

Barrett Associates, Inc. 90 Park Avenue
New York, NY 10016

U.S. Bancorp Fund Services, LLC 615 East Michigan Street
Milwaukee, Wisconsin 53202

U.S. Bank, N.A. 425 Walnut Street
Cincinnati, OH 45202

ITEM 29. MANAGEMENT SERVICES.

All management-related service contracts are discussed in Parts A or B of this Registration Statement.

ITEM 30. UNDERTAKINGS.

The Registrant hereby undertakes to furnish each person to whom a Prospectus for one or more of the series of the Registrant is delivered with a copy of the relevant latest annual report to shareholders, upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the city of New York on the 28th day of October, 2008.

The Barrett Funds (Registrant) By: /s/ Peter H. Shriver Peter H. Shriver, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated below:

/s/ Ronald E. Kfoury	Trustee	October 28, 2008
Ronald E. Kfoury*

/s/ Edward M. Mazze, Ph.D.	Trustee	October 28, 2008
Edward M. Mazze, Ph.D.*

/s/ Gerard E. Jones	Trustee	October 28, 2008
Gerard E. Jones*

_______________	Trustee	October 28, 2008
Rosalind A. Kochman

/s/ Peter H. Shriver	Trustee and President	October 28, 2008
Peter H. Shriver

/s/ Paula J. Elliot	Treasurer	October 28, 2008
Paula J. Elliott

* By: /s/ Peter H. Shriver Peter H. Shriver Pursuant to Powers-of-Attorney

EXHIBIT INDEX

EXHIBIT NO.	DESCRIPTION	EXHIBIT NO.
Item 23(d)(2)	Form of Expense Limitation Agreement	Ex-99.d.2
between Barrett Associates Inc. and The Barrett
Funds on behalf of the Barrett Growth Fund
Item 23(j)(1)	Consent of Auditors	EX-99.j.1
Item 23(p)(1)	Code of Ethics of Barrett Associates, Inc.	EX-99.p.1
Item 23(p)(2)	Code of Ethics of the Registrant	EX-99.p.2
Item 23(p)(3)	Code of Ethics of Legg Mason Investor	EX-99.p.3
Services, LLC